UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Emerging Markets Research Enhanced Equity Fund

Class I Shares/Ticker: EMREX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,075,966
Total number of portfolio holdings	381
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EMREX-425
JPMorgan Emerging Markets Research Enhanced Equity Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Emerging Markets Research Enhanced Equity Fund

Class R6 Shares/Ticker: EMRSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	$18	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,075,966
Total number of portfolio holdings	381
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EMRSX-425
JPMorgan Emerging Markets Research Enhanced Equity Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Hedged Equity Fund

Class A Shares/Ticker: JIHAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Hedged Equity Fund (Class A Shares)	$39	0.76%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$207,115
Total number of portfolio holdings	212
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIHAX-425
JPMorgan International Hedged Equity Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Hedged Equity Fund

Class C Shares/Ticker: JIHCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Hedged Equity Fund (Class C Shares)	$55	1.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$207,115
Total number of portfolio holdings	212
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIHCX-425
JPMorgan International Hedged Equity Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan International Hedged Equity Fund

Class I Shares/Ticker: JIHIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Hedged Equity Fund (Class I Shares)	$31	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$207,115
Total number of portfolio holdings	212
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIHIX-425
JPMorgan International Hedged Equity Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan International Hedged Equity Fund

Class R6 Shares/Ticker: JIHRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Hedged Equity Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$207,115
Total number of portfolio holdings	212
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIHRX-425
JPMorgan International Hedged Equity Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan International Equity Funds
April 30, 2025 (Unaudited)
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Hedged Equity Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 91.3%
Australia — 4.4%
AGL Energy Ltd.	284	1,937
BHP Group Ltd.	595	14,180
Fortescue Ltd.	314	3,242
Glencore plc	1,118	3,665
Insignia Financial Ltd. *	1,022	2,464
New Hope Corp. Ltd.	698	1,638
Perseus Mining Ltd.	628	1,345
QBE Insurance Group Ltd.	207	2,859
Rio Tinto plc	196	11,688
Ventia Services Group Pty. Ltd.	421	1,140
Yancoal Australia Ltd.	563	1,795
		45,953
Austria — 1.1%
BAWAG Group AG (a)	14	1,543
Erste Group Bank AG	45	3,064
OMV AG	65	3,345
Telekom Austria AG	187	1,973
Vienna Insurance Group AG Wiener Versicherung Gruppe	44	2,096
		12,021
Belgium — 0.5%
Ageas SA	40	2,529
KBC Group NV	35	3,178
		5,707
China — 0.5%
BOC Hong Kong Holdings Ltd.	724	3,003
Yangzijiang Shipbuilding Holdings Ltd. *	1,222	2,093
		5,096
Denmark — 0.8%
Carlsberg A/S, Class B (b)	10	1,415
Danske Bank A/S	97	3,391
H Lundbeck A/S	221	1,057
ISS A/S	47	1,174
Sydbank A/S	17	1,087
		8,124
Finland — 1.3%
Kalmar OYJ, Class B	71	2,236
Konecranes OYJ	32	2,147
Nokia OYJ	755	3,776
INVESTMENTS	SHARES (000)	VALUE ($000)

Finland — continued
Nordea Bank Abp	118	1,642
Nordea Bank Abp	248	3,401
		13,202
France — 7.1%
AXA SA *	221	10,456
BNP Paribas SA	127	10,755
Cie Generale des Etablissements Michelin SCA	111	4,053
Coface SA	92	1,889
Credit Agricole SA	187	3,510
Eiffage SA	17	2,340
Engie SA	270	5,586
Eurazeo SE	15	1,109
IPSOS SA	25	1,167
Orange SA	313	4,541
Renault SA	69	3,690
Rubis SCA	39	1,271
Societe Generale SA	101	5,260
Television Francaise 1 SA	139	1,326
TotalEnergies SE	252	14,354
Vallourec SACA *	109	2,008
Vicat SACA	28	1,571
		74,886
Georgia — 0.2%
Lion Finance Group plc	21	1,648
Germany — 10.7%
Allianz SE (Registered)	45	18,513
Aroundtown SA *	477	1,426
Bilfinger SE	26	2,235
Commerzbank AG	126	3,347
Continental AG	25	1,928
Deutsche Bank AG (Registered)	247	6,476
Deutsche Post AG	131	5,592
Deutsche Telekom AG (Registered)	413	14,829
E.ON SE	339	5,938
Freenet AG	61	2,543
Fresenius SE & Co. KGaA *	77	3,668
Heidelberg Materials AG	25	4,952
Henkel AG & Co. KGaA (Preference)	33	2,532
HOCHTIEF AG	18	3,440
Hornbach Holding AG & Co. KGaA	14	1,566
LEG Immobilien SE	28	2,350
Mercedes-Benz Group AG	98	5,842
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	16	11,269
ProSiebenSat.1 Media SE	253	1,765
SAF-Holland SE	76	1,384
Talanx AG	18	2,024
TUI AG *	137	1,054
Volkswagen AG (Preference)	34	3,674
Vonovia SE	131	4,347
		112,694
Guatemala — 0.1%
Millicom International Cellular SA	35	1,224
Hong Kong — 1.5%
CK Asset Holdings Ltd.	644	2,629
Kerry Properties Ltd.	769	1,807
Prudential plc	364	3,871
Swire Properties Ltd.	922	2,037
United Laboratories International Holdings Ltd. (The)	1,022	1,832
WH Group Ltd. (a)	2,456	2,196
Yue Yuen Industrial Holdings Ltd.	657	944
		15,316
Ireland — 1.2%
AerCap Holdings NV	35	3,659
AIB Group plc	390	2,621
Bank of Ireland Group plc	205	2,412
Cairn Homes plc	523	1,152
Glanbia plc	7	92
Glenveagh Properties plc * (a)	591	1,107
Greencore Group plc	509	1,255
		12,298
Israel — 0.2%
Plus500 Ltd.	48	1,987
Italy — 5.0%
Azimut Holding SpA	37	1,038
Banca Monte dei Paschi di Siena SpA	167	1,413
Banco BPM SpA	256	2,854
BFF Bank SpA * (a)	150	1,419
BPER Banca SpA	242	1,962
Buzzi SpA	29	1,503
Danieli & C Officine Meccaniche SpA	43	1,170
Enel SpA	1,047	9,077
Intesa Sanpaolo SpA	1,782	9,510
Iveco Group NV	76	1,213
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
MFE-MediaForEurope NV, Class B	255	1,242
Pirelli & C SpA (a)	196	1,211
Poste Italiane SpA (a)	143	2,904
Saipem SpA *	836	1,932
UniCredit SpA	153	8,914
Unipol Assicurazioni SpA	220	3,952
Webuild SpA	433	1,571
		52,885
Japan — 18.8%
Amada Co. Ltd.	133	1,336
Asahi Group Holdings Ltd.	201	2,778
Asahi Kasei Corp.	366	2,550
Cosmo Energy Holdings Co. Ltd.	46	1,900
Credit Saison Co. Ltd.	100	2,342
Dai-ichi Life Holdings, Inc.	558	4,028
Daiwa Securities Group, Inc.	279	1,835
ENEOS Holdings, Inc.	632	3,043
Fuji Media Holdings, Inc.	110	2,280
Furukawa Electric Co. Ltd.	30	948
Gunma Bank Ltd. (The)	164	1,367
Hokkaido Electric Power Co., Inc. (b)	167	795
Idemitsu Kosan Co. Ltd.	367	2,274
Inpex Corp.	238	2,984
Isuzu Motors Ltd.	185	2,485
Japan Petroleum Exploration Co. Ltd.	223	1,604
Kamigumi Co. Ltd.	55	1,334
Kandenko Co. Ltd.	92	1,822
Kansai Electric Power Co., Inc. (The)	170	2,099
Kansai Paint Co. Ltd.	65	980
KDDI Corp.	354	6,272
Kobe Steel Ltd.	146	1,718
Komatsu Ltd.	132	3,809
Marubeni Corp.	183	3,246
Mitsubishi UFJ Financial Group, Inc.	1,272	16,030
Mitsui & Co. Ltd.	386	7,811
Mitsui Mining & Smelting Co. Ltd.	61	1,645
Mizuho Financial Group, Inc.	289	7,224
Modec, Inc.	99	2,995
MS&AD Insurance Group Holdings, Inc.	176	4,000
Nippon Steel Corp.	186	3,909
Niterra Co. Ltd.	42	1,295
Nomura Real Estate Holdings, Inc.	270	1,609
Open House Group Co. Ltd.	49	2,173
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
ORIX Corp.	213	4,269
Osaka Gas Co. Ltd.	106	2,685
Panasonic Holdings Corp.	361	4,140
Resona Holdings, Inc.	378	3,030
Sankyo Co. Ltd.	140	2,129
SKY Perfect JSAT Holdings, Inc.	249	2,012
Sojitz Corp.	74	1,742
Sompo Holdings, Inc.	94	3,067
Sony Group Corp.	76	2,013
Sumitomo Corp.	160	3,914
Sumitomo Electric Industries Ltd.	194	3,126
Sumitomo Mitsui Financial Group, Inc.	427	10,194
Sumitomo Realty & Development Co. Ltd.	66	2,462
Sumitomo Rubber Industries Ltd.	171	2,150
Suzuki Motor Corp.	307	3,683
T&D Holdings, Inc.	160	3,398
Takeda Pharmaceutical Co. Ltd.	157	4,740
TBS Holdings, Inc.	51	1,724
Tokai Rika Co. Ltd.	109	1,616
Tokyo Steel Manufacturing Co. Ltd.	167	1,889
Tokyo Tatemono Co. Ltd. (b)	111	1,992
Tokyu Fudosan Holdings Corp.	276	1,937
Toyo Tire Corp.	92	1,722
Toyoda Gosei Co. Ltd.	128	2,456
Toyota Industries Corp.	39	4,539
Toyota Motor Corp.	496	9,477
Toyota Tsusho Corp.	134	2,653
Tsubakimoto Chain Co.	131	1,587
UACJ Corp.	52	1,741
Yamato Kogyo Co. Ltd.	23	1,382
		197,989
Netherlands — 2.9%
ABN AMRO Bank NV, CVA (a)	106	2,200
Aegon Ltd.	290	1,862
ASR Nederland NV	42	2,639
Eurocommercial Properties NV, REIT	47	1,359
Havas NV *	845	1,406
ING Groep NV	381	7,389
Koninklijke BAM Groep NV *	428	2,898
Koninklijke Heijmans N.V., CVA	84	4,322
NN Group NV	67	4,121
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued
OCI NV	79	655
SBM Offshore NV	70	1,477
		30,328
Norway — 1.4%
Aker BP ASA	81	1,743
Aker Solutions ASA	449	1,219
DNB Bank ASA	127	3,173
DOF Group ASA *	223	1,748
Equinor ASA	147	3,335
Telenor ASA	200	3,002
		14,220
Peru — 0.2%
Hochschild Mining plc *	563	2,119
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	2,690	1,720
NOS SGPS SA	283	1,180
		2,900
Singapore — 1.1%
DBS Group Holdings Ltd.	103	3,328
Oversea-Chinese Banking Corp. Ltd.	381	4,714
United Overseas Bank Ltd.	153	4,072
		12,114
South Africa — 0.4%
Anglo American plc	171	4,677
Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	672	9,220
Banco de Sabadell SA	943	2,750
Banco Santander SA	1,717	12,091
CaixaBank SA	537	4,116
Grupo Catalana Occidente SA	43	2,402
Mapfre SA	344	1,223
Tecnicas Reunidas SA *	110	1,847
Unicaja Banco SA (a)	841	1,603
		35,252
Sweden — 2.2%
Ambea AB (a)	209	2,525
Betsson AB, Class B *	84	1,462
Granges AB	95	1,182
Loomis AB	31	1,298
Modern Times Group MTG AB, Class B *	112	1,340
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
NCC AB, Class B	96	1,798
Skandinaviska Enskilda Banken AB, Class A	205	3,253
Storskogen Group AB, Class B	1,103	1,453
Svenska Handelsbanken AB, Class A	231	3,021
Swedbank AB, Class A	121	3,023
Tele2 AB, Class B	180	2,660
		23,015
Switzerland — 1.5%
Aryzta AG *	519	1,303
Avolta AG	25	1,147
OC Oerlikon Corp. AG Pfaffikon (Registered)	275	1,167
Zurich Insurance Group AG	18	12,473
		16,090
United Kingdom — 13.4%
3i Group plc	124	7,058
Aviva plc	483	3,621
B&M European Value Retail SA	453	2,037
Balfour Beatty plc	249	1,521
Barclays plc	1,709	6,808
Beazley plc	152	1,800
British American Tobacco plc	246	10,701
British Land Co. plc (The), REIT	214	1,125
BT Group plc	1,138	2,642
Burberry Group plc	117	1,139
Centrica plc	1,809	3,873
Currys plc *	1,302	1,929
Drax Group plc	156	1,285
Dunelm Group plc	153	2,250
easyJet plc	159	1,054
Future plc	99	938
Great Portland Estates plc, REIT	343	1,418
Hammerson plc, REIT	324	1,094
Hiscox Ltd.	69	1,021
HSBC Holdings plc	1,958	21,831
IG Group Holdings plc	104	1,484
Imperial Brands plc	112	4,590
Inchcape plc	120	1,077
International Consolidated Airlines Group SA	530	1,842
Investec plc	277	1,740
ITV plc	1,379	1,486
JET2 plc	103	2,181
Just Group plc	1,101	2,076
Keller Group plc	57	1,088
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Kier Group plc	1,096	2,130
Lancashire Holdings Ltd.	255	1,916
Land Securities Group plc, REIT	188	1,494
Lloyds Banking Group plc	7,474	7,343
Marks & Spencer Group plc	558	2,898
Mitie Group plc	948	1,828
Morgan Sindall Group plc	23	1,101
NatWest Group plc	970	6,239
Paragon Banking Group plc	195	2,202
Pennon Group plc	334	2,235
Phoenix Group Holdings plc	353	2,828
Premier Foods plc	451	1,198
Serco Group plc	620	1,423
SSE plc	128	2,885
Standard Chartered plc	293	4,217
Taylor Wimpey plc	756	1,187
Tesco plc	753	3,725
TP ICAP Group plc	422	1,448
		141,006
United States — 11.1%
BP plc	1,960	9,050
GSK plc	123	2,440
Nestle SA (Registered)	180	19,186
Novartis AG (Registered)	117	13,356
Roche Holding AG	80	26,248
Sanofi SA	133	14,513
Shell plc	689	22,248
Swiss Re AG	41	7,286
Tenaris SA	111	1,848
		116,175
Total Common Stocks (Cost $771,536)		958,926
Short-Term Investments — 7.8%
Investment Companies — 7.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (c) (d) (Cost $79,920)	79,898	79,922
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $2,248)	2,248	2,248
Total Short-Term Investments (Cost $82,168)		82,170
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 99.1% (Cost $853,704)		1,041,096
Other Assets in Excess of Liabilities — 0.9%		9,449
NET ASSETS — 100.0%		1,050,545

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $2,157.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.6%
Insurance	11.7
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	6.2
Metals & Mining	5.2
Automobiles	2.8
Diversified Telecommunication Services	2.7
Capital Markets	2.5
Food Products	2.4
Construction & Engineering	2.4
Trading Companies & Distributors	2.2
Real Estate Management & Development	2.2
Machinery	2.0
Automobile Components	2.0
Multi-Utilities	1.7
Media	1.5
Tobacco	1.5
Energy Equipment & Services	1.5
Electric Utilities	1.4
Wireless Telecommunication Services	1.2
Household Durables	1.1
Others (each less than 1.0%)	9.6
Short-Term Investments	7.9
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	376	06/20/2025	USD	46,898	1,315

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	5

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.3%
Argentina — 0.9%
Vista Energy SAB de CV, ADR *	1,246	56,309
Brazil — 11.3%
Banco BTG Pactual SA	6,716	45,290
Embraer SA, ADR *	1,211	55,635
Itau Unibanco Holding SA, ADR	12,921	81,535
MercadoLibre, Inc. *	91	211,154
NU Holdings Ltd., Class A *	10,872	135,141
Petroleo Brasileiro SA, ADR	7,162	75,634
Raia Drogasil SA	11,854	41,314
WEG SA	7,879	62,514
		708,217
China — 25.4%
Alibaba Group Holding Ltd., ADR	1,202	143,558
BYD Co. Ltd., Class A	1,330	64,659
Contemporary Amperex Technology Co. Ltd., Class A	2,571	82,130
Full Truck Alliance Co. Ltd., ADR	8,982	102,040
Fuyao Glass Industry Group Co. Ltd., Class A	9,105	72,780
H World Group Ltd., ADR	1,886	64,582
KE Holdings, Inc., ADR	2,211	44,881
Meituan * (a)	4,899	81,112
Midea Group Co. Ltd., Class A	11,595	117,457
Montage Technology Co. Ltd., Class A	6,570	69,491
PDD Holdings, Inc., ADR *	393	41,490
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,266	38,262
Tencent Holdings Ltd.	6,683	409,340
Tencent Music Entertainment Group, ADR	5,360	71,938
Trip.com Group Ltd., ADR	1,535	90,560
Yum China Holdings, Inc.	2,212	95,798
		1,590,078
Greece — 0.6%
National Bank of Greece SA	3,590	38,102
Hong Kong — 2.2%
AIA Group Ltd.	9,543	71,499
Techtronic Industries Co. Ltd.	6,269	63,096
		134,595
India — 17.0%
Apollo Hospitals Enterprise Ltd.	386	31,876
Bajaj Finance Ltd.	1,530	156,112
Bharat Electronics Ltd.	11,894	44,240
Bharti Airtel Ltd.	2,646	58,373
Dr Reddy's Laboratories Ltd.	3,652	51,262
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
HDFC Bank Ltd.	4,847	110,099
Hindustan Aeronautics Ltd. (a)	684	36,293
ICICI Bank Ltd.	4,685	78,742
Infosys Ltd.	1,562	27,609
ITC Hotels Ltd. *	1,402	3,226
ITC Ltd.	12,781	64,354
Kotak Mahindra Bank Ltd.	2,012	52,596
MakeMyTrip Ltd. *	596	62,439
Max Healthcare Institute Ltd.	2,847	36,941
NTPC Ltd.	15,509	64,976
Shriram Finance Ltd.	12,542	90,889
Tata Motors Ltd.	5,851	44,590
UltraTech Cement Ltd.	348	47,890
		1,062,507
Indonesia — 2.5%
Bank Central Asia Tbk. PT	146,676	77,986
Bank Rakyat Indonesia Persero Tbk. PT	325,200	75,320
		153,306
Mexico — 3.3%
Fomento Economico Mexicano SAB de CV, ADR	474	49,894
Grupo Financiero Banorte SAB de CV, Class O	15,145	129,863
Grupo Mexico SAB de CV	5,424	28,147
		207,904
Panama — 0.7%
Copa Holdings SA, Class A	474	43,474
Portugal — 1.5%
Jeronimo Martins SGPS SA	3,935	95,233
Singapore — 2.2%
Grab Holdings Ltd., Class A *	14,485	70,685
Sea Ltd., ADR *	480	64,402
		135,087
South Africa — 2.0%
Bid Corp. Ltd.	2,269	57,012
Capitec Bank Holdings Ltd.	373	69,268
		126,280
South Korea — 8.2%
Hanwha Aerospace Co. Ltd.	274	154,101
Hanwha Vision Co. Ltd. *	353	14,975
Kia Corp.	876	55,665
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd.	2,345	91,488
SK Hynix, Inc.	1,551	193,513
		509,742
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	10,495	144,035
Taiwan — 14.4%
ASE Technology Holding Co. Ltd.	7,927	33,779
Delta Electronics, Inc.	5,400	56,582
MediaTek, Inc.	1,956	83,117
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,729	454,980
Taiwan Semiconductor Manufacturing Co. Ltd.	6,236	176,694
Wiwynn Corp.	1,546	93,040
		898,192
Turkey — 3.6%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,015	112,784
BIM Birlesik Magazalar A/S	5,637	66,225
Turkiye Garanti Bankasi A/S	10,558	28,379
Yapi ve Kredi Bankasi A/S *	34,325	20,414
		227,802
United States — 2.2%
ExlService Holdings, Inc. *	1,151	55,781
Globant SA * (b)	326	38,324
Monolithic Power Systems, Inc.	73	43,402
		137,507
Total Common Stocks (Cost $4,455,556)		6,268,370
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (c) (d) (Cost $5,283)	5,281	5,283
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $4,253)	4,253	4,253
Total Short-Term Investments (Cost $9,536)		9,536
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.5% (Cost $4,465,092)		6,277,906
Liabilities in Excess of Other Assets — (0.5)%		(29,838)
NET ASSETS — 100.0%		6,248,068

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $4,115.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	16.8%
Banks	16.6
Interactive Media & Services	6.5
Aerospace & Defense	6.4
Hotels, Restaurants & Leisure	6.3
Broadline Retail	6.3
Consumer Staples Distribution & Retail	4.1
Consumer Finance	3.9
Technology Hardware, Storage & Peripherals	2.9
Ground Transportation	2.8
Automobiles	2.6
Electrical Equipment	2.6
Entertainment	2.2
Oil, Gas & Consumable Fuels	2.1
Household Durables	1.9
Automobile Components	1.2
Insurance	1.1
Health Care Providers & Services	1.1
IT Services	1.1
Independent Power and Renewable Electricity Producers	1.0
Tobacco	1.0
Machinery	1.0
Others (each less than 1.0%)	8.3
Short-Term Investments	0.2
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	April 30, 2025

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.4%
Austria — 0.1%
Raiffeisen Bank International AG	47	1,251
Brazil — 5.4%
B3 SA - Brasil Bolsa Balcao	3,713	8,721
Banco BTG Pactual SA	881	5,939
Banco do Brasil SA	445	2,260
BB Seguridade Participacoes SA	134	1,002
CCR SA	982	2,332
Centrais Eletricas Brasileiras SA	264	2,046
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	110	2,209
Cia Energetica de Minas Gerais (Preference)	1,712	3,338
Embraer SA *	176	2,025
Gerdau SA (Preference)	1,456	3,847
Itau Unibanco Holding SA (Preference)	1,415	8,873
Itausa SA (Preference)	2,838	5,341
Localiza Rent a Car SA	468	3,547
MercadoLibre, Inc. *	1	1,860
NU Holdings Ltd., Class A *	789	9,801
Petroleo Brasileiro SA (Preference)	3,125	16,543
Porto Seguro SA	315	2,455
Raia Drogasil SA	663	2,312
Suzano SA	340	2,999
Telefonica Brasil SA	515	2,511
TIM SA, ADR (a)	135	2,255
TOTVS SA	182	1,203
Ultrapar Participacoes SA	1,010	3,167
Vale SA, ADR	1,249	11,631
WEG SA	489	3,879
		112,096
Chile — 0.3%
Banco Santander Chile, ADR	229	5,522
Empresas Copec SA	161	1,103
		6,625
China — 30.1%
Agricultural Bank of China Ltd., Class H	2,198	1,341
Airtac International Group	122	3,351
Alibaba Group Holding Ltd.	4,680	69,867
Angel Yeast Co. Ltd., Class A	368	1,782
Anker Innovations Technology Co. Ltd., Class A	239	2,927
ANTA Sports Products Ltd.	296	3,495
Baidu, Inc., Class A *	85	934
Bank of China Ltd., Class H	10,862	6,065
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
BeiGene Ltd. *	73	1,477
BYD Co. Ltd., Class H	410	19,450
China CITIC Bank Corp. Ltd., Class H	6,541	5,173
China Construction Bank Corp., Class H	32,074	26,347
China Feihe Ltd. (b)	1,199	906
China Galaxy Securities Co. Ltd., Class H	2,213	2,010
China Hongqiao Group Ltd.	681	1,222
China Life Insurance Co. Ltd., Class H	2,578	4,712
China Mengniu Dairy Co. Ltd.	1,789	4,456
China Merchants Bank Co. Ltd., Class A	113	632
China Merchants Bank Co. Ltd., Class H	2,085	11,373
China Oilfield Services Ltd., Class H	1,788	1,398
China Overseas Land & Investment Ltd.	990	1,757
China Pacific Insurance Group Co. Ltd., Class H	1,729	4,704
China Petroleum & Chemical Corp., Class H	4,382	2,237
China Resources Gas Group Ltd.	825	2,303
China Resources Land Ltd.	957	3,220
China Resources Mixc Lifestyle Services Ltd. (b)	971	4,653
China Resources Power Holdings Co. Ltd.	1,875	4,524
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	859	4,863
China Yangtze Power Co. Ltd., Class A	1,370	5,561
CITIC Securities Co. Ltd., Class H	626	1,546
CMOC Group Ltd., Class H	2,574	2,021
Contemporary Amperex Technology Co. Ltd., Class A	211	6,726
COSCO SHIPPING Holdings Co. Ltd., Class A	1,147	2,266
ENN Energy Holdings Ltd.	812	6,409
Foxconn Industrial Internet Co. Ltd., Class A	332	835
Full Truck Alliance Co. Ltd., ADR	177	2,011
Fuyao Glass Industry Group Co. Ltd., Class H (b)	926	6,546
Ganfeng Lithium Group Co. Ltd. (b)	189	460
Geely Automobile Holdings Ltd.	474	995
GF Securities Co. Ltd., Class H	1,383	1,801
Guangdong Haid Group Co. Ltd., Class A	141	1,076
H World Group Ltd., ADR	19	667
H World Group Ltd.	1,060	3,720
Haidilao International Holding Ltd. (b)	951	2,141
Haier Smart Home Co. Ltd., Class H	1,926	5,591
Haitian International Holdings Ltd.	354	820
Hongfa Technology Co. Ltd., Class A	631	2,856
Industrial & Commercial Bank of China Ltd., Class H	14,684	10,059
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,398	5,725
Innovent Biologics, Inc. * (b)	253	1,749
JD.com, Inc., Class A	477	7,772
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	823	5,778
Kanzhun Ltd., ADR *	139	2,123
KE Holdings, Inc., ADR	265	5,375
Kingdee International Software Group Co. Ltd. *	977	1,662
Kingsoft Corp. Ltd.	231	1,152
Kuaishou Technology * (b)	733	4,836
Kweichow Moutai Co. Ltd., Class A	34	7,303
Lenovo Group Ltd.	1,534	1,774
Luzhou Laojiao Co. Ltd., Class A	44	756
Meituan * (b)	1,374	22,755
Midea Group Co. Ltd., Class A	520	5,270
Minth Group Ltd. *	588	1,405
Montage Technology Co. Ltd., Class A	281	2,975
NARI Technology Co. Ltd., Class A	1,048	3,195
NetEase, Inc.	783	16,832
Nongfu Spring Co. Ltd., Class H (b)	981	4,510
PDD Holdings, Inc., ADR *	193	20,335
PetroChina Co. Ltd., Class H	9,050	6,915
PICC Property & Casualty Co. Ltd., Class H	3,234	5,955
Ping An Insurance Group Co. of China Ltd., Class H	2,296	13,742
Postal Savings Bank of China Co. Ltd., Class H (b)	1,676	1,030
Qifu Technology, Inc., ADR	31	1,279
Sany Heavy Industry Co. Ltd., Class A	1,010	2,628
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	130	3,639
Shenzhou International Group Holdings Ltd.	216	1,499
Silergy Corp.	363	4,579
Sinopharm Group Co. Ltd., Class H	1,792	4,224
Sunny Optical Technology Group Co. Ltd.	619	5,209
Tencent Holdings Ltd.	1,793	109,800
Tencent Music Entertainment Group, ADR	199	2,674
Tianshan Aluminum Group Co. Ltd., Class A	2,725	2,793
Tingyi Cayman Islands Holding Corp.	2,376	4,292
Trip.com Group Ltd., ADR	14	835
Trip.com Group Ltd.	132	7,964
Vipshop Holdings Ltd., ADR	140	1,901
Wanhua Chemical Group Co. Ltd., Class A	148	1,106
Weichai Power Co. Ltd., Class H	1,719	3,354
Xiamen Faratronic Co. Ltd., Class A	56	799
Xiaomi Corp., Class B * (b)	3,916	25,074
Xinyi Solar Holdings Ltd.	2,110	702
XPeng, Inc., Class A *	353	3,288
Yum China Holdings, Inc.	169	7,874
Yum China Holdings, Inc.	31	1,363
Yunnan Yuntianhua Co. Ltd., Class A	330	1,014
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Zhuzhou CRRC Times Electric Co. Ltd., Class H	730	2,932
Zijin Mining Group Co. Ltd., Class H	4,190	9,154
ZTO Express Cayman, Inc.	107	1,988
		624,174
Colombia — 0.1%
Bancolombia SA, ADR	64	2,599
Czech Republic — 0.1%
Komercni Banka A/S	48	2,330
Greece — 1.0%
Alpha Services and Holdings SA	524	1,278
Eurobank Ergasias Services and Holdings SA	471	1,337
Hellenic Telecommunications Organization SA	268	5,091
Metlen Energy & Metals SA	24	1,127
National Bank of Greece SA	374	3,964
OPAP SA	96	2,143
Piraeus Financial Holdings SA	747	4,196
Public Power Corp. SA	77	1,151
		20,287
Hong Kong — 0.1%
Techtronic Industries Co. Ltd.	164	1,650
Hungary — 0.6%
OTP Bank Nyrt.	124	9,131
Richter Gedeon Nyrt.	113	3,428
		12,559
India — 18.7%
Apollo Hospitals Enterprise Ltd.	34	2,769
Asian Paints Ltd.	24	675
Axis Bank Ltd.	717	10,052
Bajaj Auto Ltd.	60	5,736
Bajaj Finance Ltd.	120	12,271
Bharat Electronics Ltd.	2,499	9,296
Bharat Petroleum Corp. Ltd.	344	1,262
Bharti Airtel Ltd.	686	15,133
Biocon Ltd.	235	897
Blue Star Ltd.	92	1,849
Britannia Industries Ltd.	89	5,719
CG Power & Industrial Solutions Ltd.	563	4,173
Cholamandalam Investment and Finance Co. Ltd.	234	4,147
Cipla Ltd.	116	2,120
Coforge Ltd.	12	1,000
Colgate-Palmolive India Ltd.	83	2,545
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Computer Age Management Services Ltd.	44	2,035
Crompton Greaves Consumer Electricals Ltd.	546	2,180
Cummins India Ltd.	36	1,249
Dixon Technologies India Ltd. (b)	5	1,054
DLF Ltd.	97	776
Dr Reddy's Laboratories Ltd.	549	7,712
Embassy Office Parks, REIT	222	1,002
Eternal Ltd. *	754	2,064
GAIL India Ltd.	1,373	3,069
Godrej Properties Ltd. *	22	572
Havells India Ltd.	205	3,891
HCL Technologies Ltd.	250	4,634
HDFC Asset Management Co. Ltd. (b)	17	857
HDFC Bank Ltd.	1,661	37,737
HDFC Life Insurance Co. Ltd. (b)	159	1,400
Hindalco Industries Ltd.	824	6,091
Hindustan Aeronautics Ltd. (b)	123	6,527
Hindustan Petroleum Corp. Ltd.	321	1,435
Hindustan Unilever Ltd.	122	3,391
ICICI Bank Ltd.	1,591	26,751
ICICI Lombard General Insurance Co. Ltd. (b)	75	1,657
Indian Hotels Co. Ltd. (The)	114	1,063
Indus Towers Ltd. *	483	2,326
Info Edge India Ltd.	13	1,108
Infosys Ltd., ADR (a)	1,051	18,499
InterGlobe Aviation Ltd. * (b)	51	3,192
ITC Ltd.	1,612	8,114
Kotak Mahindra Bank Ltd.	513	13,413
Larsen & Toubro Ltd.	97	3,846
Lupin Ltd.	133	3,307
Mahindra & Mahindra Ltd.	340	11,788
MakeMyTrip Ltd. *	9	946
Maruti Suzuki India Ltd.	62	9,016
Max Financial Services Ltd. *	85	1,305
Max Healthcare Institute Ltd.	253	3,285
Metropolis Healthcare Ltd. * (b)	41	823
NMDC Ltd.	3,044	2,335
NTPC Ltd.	1,676	7,020
Oil & Natural Gas Corp. Ltd.	1,200	3,473
PB Fintech Ltd. *	230	4,415
Petronet LNG Ltd.	774	2,872
Power Finance Corp. Ltd.	552	2,671
Power Grid Corp. of India Ltd.	781	2,838
Praj Industries Ltd.	156	847
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
REC Ltd.	616	3,075
Reliance Industries Ltd.	1,827	30,340
Shriram Finance Ltd.	670	4,853
State Bank of India	113	1,059
Sun Pharmaceutical Industries Ltd.	48	1,050
Supreme Industries Ltd.	39	1,648
Syngene International Ltd. (b)	237	1,775
Tata Consultancy Services Ltd.	339	13,838
Tata Motors Ltd.	871	6,634
Tata Power Co. Ltd. (The)	646	2,934
Tata Steel Ltd.	2,108	3,509
Tech Mahindra Ltd.	53	940
Tube Investments of India Ltd.	26	892
UltraTech Cement Ltd.	69	9,445
Varun Beverages Ltd.	139	858
Vedanta Ltd.	384	1,905
		388,985
Indonesia — 1.6%
Bank Central Asia Tbk. PT	25,427	13,519
Bank Mandiri Persero Tbk. PT	17,015	5,024
Bank Rakyat Indonesia Persero Tbk. PT	27,069	6,270
Telkom Indonesia Persero Tbk. PT	37,498	5,910
United Tractors Tbk. PT	2,239	3,060
		33,783
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	21	1,824
Kuwait — 0.3%
Kuwait Finance House KSCP	576	1,360
National Bank of Kuwait SAKP	1,485	4,618
		5,978
Malaysia — 0.8%
CIMB Group Holdings Bhd.	4,420	7,301
Petronas Chemicals Group Bhd.	2,010	1,715
Public Bank Bhd.	2,678	2,776
Telekom Malaysia Bhd.	2,293	3,614
Tenaga Nasional Bhd.	293	944
		16,350
Mexico — 2.7%
America Movil SAB de CV	3,908	3,381
Arca Continental SAB de CV	539	5,681
Cemex SAB de CV, ADR	104	641
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Cemex SAB de CV	8,731	5,401
Coca-Cola Femsa SAB de CV	196	1,844
Fomento Economico Mexicano SAB de CV	213	2,245
Grupo Aeroportuario del Sureste SAB de CV, Class B	171	5,387
Grupo Financiero Banorte SAB de CV, Class O	1,272	10,903
Grupo Mexico SAB de CV	1,582	8,210
Kimberly-Clark de Mexico SAB de CV, Class A	1,248	2,195
Regional SAB de CV	333	2,339
Southern Copper Corp.	5	488
Wal-Mart de Mexico SAB de CV	2,005	6,353
		55,068
Panama — 0.1%
Copa Holdings SA, Class A	18	1,673
Peru — 0.5%
Credicorp Ltd.	49	9,868
Philippines — 0.3%
Ayala Land, Inc.	1,635	733
Bank of the Philippine Islands	938	2,352
BDO Unibank, Inc.	1,445	4,147
		7,232
Poland — 0.7%
Bank Polska Kasa Opieki SA *	21	1,055
Dino Polska SA * (b)	43	6,013
Powszechna Kasa Oszczednosci Bank Polski SA	197	3,788
Powszechny Zaklad Ubezpieczen SA	291	4,543
		15,399
Qatar — 0.4%
Qatar National Bank QPSC	2,004	9,193
Russia — 0.0% ^
Gazprom PJSC ‡ *	4,581	—
GMK Norilskiy Nickel PAO, ADR ‡ *	—	—
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	—
Novatek PJSC ‡	165	—
Rosneft Oil Co. PJSC ‡	833	—
Sberbank of Russia PJSC ‡	3,172	—
Severstal PAO, GDR ‡ * (b)	329	—
		—
Saudi Arabia — 3.5%
Al Rajhi Bank	711	18,458
Alinma Bank	803	6,221
INVESTMENTS	SHARES (000)	VALUE ($000)

Saudi Arabia — continued
Etihad Etisalat Co.	356	5,965
Mouwasat Medical Services Co.	29	561
SABIC Agri-Nutrients Co.	58	1,536
Saudi Arabian Oil Co. (b)	1,803	12,193
Saudi Aramco Base Oil Co.	33	880
Saudi Awwal Bank	112	1,044
Saudi Basic Industries Corp.	223	3,620
Saudi National Bank (The)	1,235	11,772
Saudi Telecom Co.	779	9,884
		72,134
South Africa — 3.0%
Absa Group Ltd.	600	5,543
Aspen Pharmacare Holdings Ltd.	80	524
Bid Corp. Ltd.	167	4,196
Bidvest Group Ltd.	361	4,579
Capitec Bank Holdings Ltd.	23	4,199
Clicks Group Ltd.	243	5,174
Discovery Ltd.	79	873
FirstRand Ltd.	1,745	6,832
Gold Fields Ltd.	321	7,195
Harmony Gold Mining Co. Ltd.	208	3,274
Impala Platinum Holdings Ltd. *	327	1,945
Naspers Ltd., Class N	33	8,645
Sanlam Ltd.	669	3,044
Shoprite Holdings Ltd.	364	5,609
Standard Bank Group Ltd.	88	1,098
		62,730
South Korea — 9.7%
Celltrion, Inc.	11	1,246
Coway Co. Ltd.	56	3,461
Hana Financial Group, Inc.	192	8,713
Hankook Tire & Technology Co. Ltd.	60	1,755
Hanwha Aerospace Co. Ltd.	7	3,656
HD Hyundai Electric Co. Ltd.	15	3,289
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	26	4,955
HL Mando Co. Ltd.	45	1,178
Hugel, Inc. *	9	2,301
Hyundai Glovis Co. Ltd.	68	5,479
Hyundai Mobis Co. Ltd.	34	6,473
Hyundai Motor Co.	53	7,116
JB Financial Group Co. Ltd.	183	2,205
KakaoBank Corp.	232	3,629
KB Financial Group, Inc.	9	539
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Kia Corp.	125	7,953
Korea Aerospace Industries Ltd.	72	4,192
Korea Investment Holdings Co. Ltd.	18	1,047
Korean Air Lines Co. Ltd.	227	3,349
KT Corp.	16	576
LG Chem Ltd.	20	3,043
LG Energy Solution Ltd. *	2	545
NAVER Corp.	74	10,406
POSCO Holdings, Inc.	8	1,516
Samsung Biologics Co. Ltd. * (b)	6	4,071
Samsung C&T Corp.	41	3,553
Samsung Electro-Mechanics Co. Ltd.	7	557
Samsung Electronics Co. Ltd.	1,546	60,312
Samsung Fire & Marine Insurance Co. Ltd.	17	4,486
Samsung Heavy Industries Co. Ltd. *	186	1,910
Samsung Life Insurance Co. Ltd.	30	1,806
Samsung Securities Co. Ltd.	30	1,091
Shinhan Financial Group Co. Ltd.	114	4,105
SK Hynix, Inc.	164	20,465
SK Telecom Co. Ltd.	115	4,379
SM Entertainment Co. Ltd.	32	2,826
S-Oil Corp.	73	2,669
		200,852
Taiwan — 16.6%
Accton Technology Corp.	181	3,367
Advantech Co. Ltd.	403	4,220
ASE Technology Holding Co. Ltd.	1,616	6,886
Asia Cement Corp.	713	1,004
Asia Vital Components Co. Ltd.	55	804
Asustek Computer, Inc.	225	4,110
Cathay Financial Holding Co. Ltd.	354	652
Chailease Holding Co. Ltd.	794	2,856
China Steel Corp.	1,687	1,091
CTBC Financial Holding Co. Ltd.	7,811	9,625
Delta Electronics, Inc.	628	6,586
E.Sun Financial Holding Co. Ltd.	7,342	6,512
Eclat Textile Co. Ltd. *	188	2,451
Elite Material Co. Ltd.	109	1,906
eMemory Technology, Inc.	29	2,376
Eva Airways Corp.	1,918	2,304
Evergreen Marine Corp. Taiwan Ltd.	614	3,979
Fubon Financial Holding Co. Ltd.	2,171	5,754
Hon Hai Precision Industry Co. Ltd.	2,317	10,323
INVESTMENTS	SHARES (000)	VALUE ($000)

Taiwan — continued
KGI Financial Holding Co. Ltd.	5,753	2,984
Largan Precision Co. Ltd.	87	6,175
MediaTek, Inc.	299	12,691
Mega Financial Holding Co. Ltd.	1,783	2,112
Nan Ya Plastics Corp.	637	610
Nien Made Enterprise Co. Ltd.	290	3,551
Pegatron Corp.	331	841
Pou Chen Corp.	1,877	1,933
Quanta Computer, Inc. *	1,109	8,330
Realtek Semiconductor Corp.	433	7,121
Taiwan Mobile Co. Ltd.	1,414	5,020
Taiwan Semiconductor Manufacturing Co. Ltd.	6,741	191,000
Tong Yang Industry Co. Ltd.	232	955
Uni-President Enterprises Corp.	2,635	6,332
Wistron Corp.	1,290	4,138
Wiwynn Corp.	114	6,863
Yuanta Financial Holding Co. Ltd.	7,330	7,182
		344,644
Thailand — 1.1%
Bangkok Dusit Medical Services PCL, Class F	7,574	5,377
CP ALL PCL	2,198	3,355
Krung Thai Bank PCL	4,591	2,996
PTT Exploration & Production PCL	1,277	3,782
PTT PCL	2,123	1,955
SCB X PCL	1,465	5,160
		22,625
Turkey — 0.6%
BIM Birlesik Magazalar A/S	493	5,798
Ford Otomotiv Sanayi A/S	52	1,191
Turk Hava Yollari AO *	489	3,627
Turkcell Iletisim Hizmetleri A/S	357	836
Turkiye Petrol Rafinerileri A/S	342	1,112
		12,564
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,255	3,976
Aldar Properties PJSC	1,293	2,912
Dubai Islamic Bank PJSC	2,608	5,374
Emaar Properties PJSC	3,052	10,905
Emirates NBD Bank PJSC	437	2,444
Emirates Telecommunications Group Co. PJSC	833	3,949
		29,560
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 0.3%
Anglogold Ashanti plc	136	5,679
United States — 0.2%
ExlService Holdings, Inc. *	25	1,219
Genpact Ltd.	39	1,934
Globant SA *	6	744
		3,897
Total Common Stocks (Cost $1,747,102)		2,083,609
Short-Term Investments — 0.8%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (d) (e) (Cost $2,323)	2,323	2,324
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (d) (e)(Cost $15,320)	15,320	15,320
Total Short-Term Investments (Cost $17,643)		17,644
Total Investments — 101.2% (Cost $1,764,745)		2,101,253
Liabilities in Excess of Other Assets — (1.2)%		(25,287)
NET ASSETS — 100.0%		2,075,966

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $14,986.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	April 30, 2025

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.0%
Semiconductors & Semiconductor Equipment	11.8
Interactive Media & Services	6.1
Technology Hardware, Storage & Peripherals	5.7
Broadline Retail	5.3
Oil, Gas & Consumable Fuels	4.4
Metals & Mining	3.5
Automobiles	3.5
Insurance	3.1
Hotels, Restaurants & Leisure	2.5
IT Services	1.9
Consumer Staples Distribution & Retail	1.8
Wireless Telecommunication Services	1.8
Diversified Telecommunication Services	1.6
Electronic Equipment, Instruments & Components	1.5
Real Estate Management & Development	1.5
Food Products	1.4
Pharmaceuticals	1.4
Electrical Equipment	1.4
Beverages	1.3
Aerospace & Defense	1.2
Consumer Finance	1.2
Entertainment	1.1
Capital Markets	1.1
Machinery	1.1
Financial Services	1.1
Household Durables	1.0
Others (each less than 1.0%)	10.9
Short-Term Investments	0.8
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.5%
Australia — 1.6%
Rio Tinto plc	148	8,806
China — 1.6%
Prosus NV	187	8,746
Denmark — 2.7%
Carlsberg A/S, Class B (a)	46	6,331
Chemometec A/S	48	3,469
Novo Nordisk A/S, Class B	80	5,339
		15,139
Finland — 1.7%
Konecranes OYJ	61	4,057
Orion OYJ, Class A	22	1,395
Orion OYJ, Class B	67	4,195
		9,647
France — 14.2%
Air Liquide SA	61	12,601
Cie Generale des Etablissements Michelin SCA	209	7,630
Engie SA	672	13,887
Gaztransport Et Technigaz SA	33	5,315
Safran SA	33	8,763
Societe Generale SA	174	9,099
SPIE SA	159	7,773
Thales SA	20	5,569
Vinci SA	64	9,065
		79,702
Germany — 25.9%
Allianz SE (Registered)	40	16,551
Bilfinger SE	62	5,239
CTS Eventim AG & Co. KGaA	50	5,852
Deutsche Telekom AG (Registered)	381	13,689
DWS Group GmbH & Co. KGaA (b)	136	7,173
E.ON SE	511	8,942
GEA Group AG	99	6,469
Infineon Technologies AG	209	6,929
MTU Aero Engines AG	16	5,602
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	24	16,435
SAP SE	79	23,227
Siemens AG (Registered)	56	12,851
Siemens Energy AG *	103	7,915
Zalando SE * (b)	243	8,858
		145,732
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.3%
Prudential plc	659	7,012
Ireland — 1.1%
AIB Group plc	936	6,292
Italy — 5.5%
Banca Monte dei Paschi di Siena SpA (a)	634	5,358
Coca-Cola HBC AG	278	14,464
UniCredit SpA	192	11,197
		31,019
Netherlands — 8.8%
Adyen NV * (b)	4	7,067
Argenx SE *	8	4,793
ASML Holding NV	3	1,883
ASR Nederland NV	133	8,385
Euronext NV (b)	66	11,093
Heineken NV	139	12,423
SBM Offshore NV	195	4,105
		49,749
Norway — 0.6%
Aker Solutions ASA	1,238	3,361
Spain — 3.9%
Banco Santander SA (a)	1,827	12,866
Fluidra SA	179	4,146
Indra Sistemas SA	150	4,779
		21,791
Sweden — 1.1%
AAK AB	122	3,187
Truecaller AB, Class B	428	3,218
		6,405
Switzerland — 1.9%
Cie Financiere Richemont SA (Registered)	59	10,449
United Kingdom — 12.8%
3i Group plc	162	9,211
Barclays plc	3,406	13,570
Barratt Redrow plc	1,179	7,352
Burberry Group plc	247	2,400
Cranswick plc	77	5,311
Games Workshop Group plc	20	4,163
Intermediate Capital Group plc	128	3,209
Marks & Spencer Group plc	1,401	7,279
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
NatWest Group plc	1,762	11,334
Next plc	50	8,218
		72,047
United States — 11.8%
Carnival plc *	102	1,715
GSK plc	515	10,180
Nestle SA (Registered)	41	4,419
Novartis AG (Registered)	154	17,594
Roche Holding AG	43	13,915
Shell plc	581	18,745
		66,568
Total Common Stocks (Cost $429,516)		542,465
Short-Term Investments — 8.8%
Investment Companies — 4.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (c) (d) (Cost $27,361)	27,353	27,362
Investment of Cash Collateral from Securities Loaned — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $22,137)	22,137	22,137
Total Short-Term Investments (Cost $49,498)		49,499
Total Investments — 105.3% (Cost $479,014)		591,964
Liabilities in Excess of Other Assets — (5.3)%		(29,567)
NET ASSETS — 100.0%		562,397

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $19,830.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.8%
Pharmaceuticals	8.9
Insurance	8.2
Beverages	5.6
Capital Markets	5.2
Software	4.5
Oil, Gas & Consumable Fuels	4.0
Multi-Utilities	3.8
Aerospace & Defense	3.4
Broadline Retail	2.9
Machinery	2.5
Diversified Telecommunication Services	2.3
Commercial Services & Supplies	2.2
Food Products	2.2
Industrial Conglomerates	2.2
Textiles, Apparel & Luxury Goods	2.2
Chemicals	2.1
Construction & Engineering	1.5
Specialty Retail	1.5
Semiconductors & Semiconductor Equipment	1.5
Metals & Mining	1.5
Electrical Equipment	1.3
Automobile Components	1.3
Energy Equipment & Services	1.2
Household Durables	1.2
Consumer Staples Distribution & Retail	1.2
Financial Services	1.2
Entertainment	1.0
Others (each less than 1.0%)	3.2
Short-Term Investments	8.4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	168	06/20/2025	EUR	9,763	(24)
FTSE 100 Index	48	06/20/2025	GBP	5,415	(37)
					(61)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	April 30, 2025

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Australia — 5.2%
BHP Group Ltd.	2,174	51,804
Medibank Pvt Ltd.	11,657	34,676
QBE Insurance Group Ltd.	3,808	52,620
Rio Tinto Ltd.	291	21,787
Rio Tinto plc	645	38,449
Telstra Group Ltd.	16,439	47,445
		246,781
Austria — 1.0%
Erste Group Bank AG	734	49,684
Belgium — 1.2%
KBC Group NV	594	54,728
Denmark — 2.0%
Carlsberg A/S, Class B (a)	353	48,110
Novo Nordisk A/S, Class B	679	45,413
		93,523
Finland — 1.5%
Nordea Bank Abp	5,035	69,723
France — 11.7%
Air Liquide SA	487	100,029
Arkema SA	280	21,264
BNP Paribas SA	393	33,301
Capgemini SE	170	27,155
Cie Generale des Etablissements Michelin SCA	1,337	48,899
Legrand SA	637	70,029
LVMH Moet Hennessy Louis Vuitton SE	37	20,667
Safran SA	402	106,906
TotalEnergies SE	943	53,697
Vinci SA	502	70,569
		552,516
Germany — 11.1%
Allianz SE (Registered)	170	70,225
Deutsche Boerse AG	214	68,768
Deutsche Telekom AG (Registered)	2,512	90,213
Infineon Technologies AG	954	31,615
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	131	89,960
SAP SE	329	96,360
Siemens AG (Registered)	335	77,031
		524,172
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.6%
AIA Group Ltd.	6,086	45,600
Hong Kong Exchanges & Clearing Ltd.	648	28,320
		73,920
Ireland — 0.5%
Kingspan Group plc	298	25,136
Italy — 1.5%
UniCredit SpA	1,238	72,053
Japan — 18.8%
Hitachi Ltd.	1,981	48,951
Hoya Corp.	552	64,905
IHI Corp.	398	31,145
ITOCHU Corp.	1,963	100,414
Kao Corp.	1,210	51,793
Keyence Corp.	146	60,916
Mitsubishi UFJ Financial Group, Inc.	5,441	68,551
Mitsui Fudosan Co. Ltd.	6,067	60,131
Recruit Holdings Co. Ltd.	724	40,110
Seven & i Holdings Co. Ltd.	2,865	42,177
Sony Group Corp.	5,500	145,113
Suzuki Motor Corp.	5,250	62,911
Terumo Corp.	3,087	59,095
Tokio Marine Holdings, Inc.	1,389	55,694
		891,906
Netherlands — 5.4%
ASML Holding NV	121	80,888
Heineken NV	440	39,409
Koninklijke Ahold Delhaize NV	1,628	66,839
Koninklijke KPN NV	14,946	69,525
		256,661
Singapore — 2.1%
DBS Group Holdings Ltd.	3,039	98,750
Spain — 4.6%
Banco Santander SA (a)	8,707	61,307
Iberdrola SA	5,325	95,995
Industria de Diseno Textil SA (a)	1,118	60,095
		217,397
Sweden — 2.8%
Atlas Copco AB, Class A	2,875	44,495
Volvo AB, Class B	3,242	88,145
		132,640
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	322	56,991
Lonza Group AG (Registered)	104	74,503
		131,494
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	280	46,648
United Kingdom — 16.1%
3i Group plc	2,330	132,093
AstraZeneca plc	754	107,986
Compass Group plc	1,765	59,518
Diageo plc	1,092	30,667
InterContinental Hotels Group plc	304	32,400
London Stock Exchange Group plc	480	74,703
NatWest Group plc	11,445	73,620
Next plc	444	73,343
RELX plc	1,803	98,138
Sage Group plc (The)	1,774	29,409
SSE plc	2,211	49,856
		761,733
United States — 7.6%
Nestle SA (Registered)	1,061	112,949
Novartis AG (Registered)	632	72,114
Sanofi SA	663	72,524
Shell plc	3,181	102,643
		360,230
Total Common Stocks (Cost $3,355,651)		4,659,695
Short-Term Investments — 4.3%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (b) (c) (Cost $105,113)	105,084	105,116
Investment of Cash Collateral from Securities Loaned — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $99,417)	99,417	99,417
Total Short-Term Investments (Cost $204,530)		204,533
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 102.8% (Cost $3,560,181)		4,864,228
Liabilities in Excess of Other Assets — (2.8)%		(133,054)
NET ASSETS — 100.0%		4,731,174

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $93,201.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	April 30, 2025

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.0%
Insurance	7.2
Capital Markets	6.2
Pharmaceuticals	6.1
Diversified Telecommunication Services	4.3
Machinery	3.4
Semiconductors & Semiconductor Equipment	3.3
Oil, Gas & Consumable Fuels	3.2
Electric Utilities	3.0
Household Durables	3.0
Professional Services	2.8
Industrial Conglomerates	2.6
Software	2.6
Health Care Equipment & Supplies	2.5
Chemicals	2.5
Beverages	2.4
Food Products	2.3
Metals & Mining	2.3
Consumer Staples Distribution & Retail	2.2
Aerospace & Defense	2.2
Trading Companies & Distributors	2.1
Hotels, Restaurants & Leisure	1.9
Textiles, Apparel & Luxury Goods	1.6
Life Sciences Tools & Services	1.5
Broadline Retail	1.5
Construction & Engineering	1.5
Electrical Equipment	1.4
Automobiles	1.3
Electronic Equipment, Instruments & Components	1.3
Real Estate Management & Development	1.2
Specialty Retail	1.2
Personal Care Products	1.1
Automobile Components	1.0
Others (each less than 1.0%)	1.1
Short-Term Investments	4.2
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Australia — 1.5%
Telstra Group Ltd.	7,730	22,308
Belgium — 2.1%
KBC Group NV	340	31,319
Canada — 5.0%
Alimentation Couche-Tard, Inc.	471	24,555
Canadian Pacific Kansas City Ltd.	233	16,948
Intact Financial Corp.	154	34,169
		75,672
China — 7.4%
Alibaba Group Holding Ltd.	2,048	30,581
Tencent Holdings Ltd.	851	52,100
Yum China Holdings, Inc.	647	28,018
		110,699
France — 10.2%
Air Liquide SA	251	51,460
Cie Generale des Etablissements Michelin SCA	520	19,030
Legrand SA	236	25,977
Safran SA	137	36,477
Vinci SA	148	20,788
		153,732
Germany — 8.0%
Deutsche Telekom AG (Registered)	1,114	40,011
Infineon Technologies AG	475	15,721
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	54	36,761
Siemens AG (Registered)	120	27,741
		120,234
Hong Kong — 1.8%
Hong Kong Exchanges & Clearing Ltd.	610	26,651
India — 4.4%
HDFC Bank Ltd., ADR	599	43,527
Infosys Ltd., ADR (a)	1,283	22,582
		66,109
Indonesia — 1.4%
Bank Central Asia Tbk. PT	38,268	20,347
Ireland — 1.0%
Kingspan Group plc	179	15,139
Italy — 1.8%
UniCredit SpA	460	26,772
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — 13.3%
Hoya Corp.	219	25,710
ITOCHU Corp.	615	31,463
Mitsubishi UFJ Financial Group, Inc.	1,617	20,378
Mitsui Fudosan Co. Ltd.	2,603	25,795
Sony Group Corp.	2,078	54,826
Terumo Corp.	479	9,165
Tokio Marine Holdings, Inc.	821	32,924
		200,261
Netherlands — 2.0%
Heineken NV	342	30,651
Saudi Arabia — 1.3%
Al Rajhi Bank	776	20,173
Singapore — 3.0%
DBS Group Holdings Ltd.	1,373	44,612
South Korea — 1.1%
Kia Corp.	260	16,527
Spain — 3.1%
Iberdrola SA	1,371	24,721
Industria de Diseno Textil SA (a)	410	22,055
		46,776
Sweden — 3.2%
Atlas Copco AB, Class A	1,363	21,101
Volvo AB, Class B	1,000	27,181
		48,282
Switzerland — 2.1%
Lonza Group AG (Registered)	45	32,186
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	220	36,754
Taiwan Semiconductor Manufacturing Co. Ltd.	905	25,643
		62,397
United Kingdom — 12.6%
3i Group plc	879	49,834
Compass Group plc	670	22,602
InterContinental Hotels Group plc	155	16,573
London Stock Exchange Group plc	183	28,435
NatWest Group plc	5,074	32,635
RELX plc	730	39,725
		189,804
United States — 8.7%
Nestle SA (Registered)	394	41,940
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Novartis AG (Registered)	263	30,020
Shell plc	1,813	58,487
		130,447
Total Common Stocks (Cost $1,182,560)		1,491,098
Short-Term Investments — 2.5%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (b) (c) (Cost $11,294)	11,292	11,295
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $26,332)	26,332	26,332
Total Short-Term Investments (Cost $37,626)		37,627
Total Investments — 101.6% (Cost $1,220,186)		1,528,725
Liabilities in Excess of Other Assets — (1.6)%		(23,644)
NET ASSETS — 100.0%		1,505,081

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $25,054.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.7%
Capital Markets	6.9
Insurance	6.8
Semiconductors & Semiconductor Equipment	5.1
Hotels, Restaurants & Leisure	4.4
Diversified Telecommunication Services	4.1
Oil, Gas & Consumable Fuels	3.8
Household Durables	3.6
Interactive Media & Services	3.4
Chemicals	3.4
Machinery	3.1
Food Products	2.7
Professional Services	2.6
Aerospace & Defense	2.4
Health Care Equipment & Supplies	2.3
Life Sciences Tools & Services	2.1
Trading Companies & Distributors	2.0
Beverages	2.0
Broadline Retail	2.0
Pharmaceuticals	2.0
Industrial Conglomerates	1.8
Electrical Equipment	1.7
Real Estate Management & Development	1.7
Electric Utilities	1.6
Consumer Staples Distribution & Retail	1.6
IT Services	1.5
Specialty Retail	1.4
Construction & Engineering	1.4
Automobile Components	1.2
Ground Transportation	1.1
Automobiles	1.1
Building Products	1.0
Short-Term Investments	2.5
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	23

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Australia — 6.5%
ANZ Group Holdings Ltd.	38	725
Aristocrat Leisure Ltd.	7	284
BHP Group Ltd.	66	1,578
Brambles Ltd.	27	359
Commonwealth Bank of Australia	14	1,441
Glencore plc	27	88
Goodman Group, REIT	22	423
GPT Group (The), REIT	44	130
Insurance Australia Group Ltd.	86	453
Macquarie Group Ltd.	5	635
Medibank Pvt Ltd.	169	504
National Australia Bank Ltd.	33	774
Northern Star Resources Ltd.	13	159
QBE Insurance Group Ltd.	60	827
Rio Tinto Ltd.	21	1,540
Rio Tinto plc	10	594
Santos Ltd.	133	510
Telstra Group Ltd.	112	323
Transurban Group	57	510
Wesfarmers Ltd.	8	420
Westpac Banking Corp.	22	465
Woodside Energy Group Ltd.	16	204
Woolworths Group Ltd.	27	545
		13,491
Belgium — 0.7%
Anheuser-Busch InBev SA	9	593
KBC Group NV	8	766
		1,359
China — 0.4%
Prosus NV	15	723
Denmark — 2.5%
Carlsberg A/S, Class B	7	922
Danske Bank A/S	16	579
Novo Nordisk A/S, Class B	44	2,928
Novonesis Novozymes B	12	762
		5,191
Finland — 0.7%
Nokia OYJ	37	189
Nordea Bank Abp	94	1,287
		1,476
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 11.9%
Air Liquide SA	14	2,816
Airbus SE	8	1,394
AXA SA *	6	286
BNP Paribas SA	21	1,742
Capgemini SE	8	1,347
Cie Generale des Etablissements Michelin SCA	21	757
Dassault Systemes SE	12	459
Engie SA	85	1,766
EssilorLuxottica SA	2	444
Hermes International SCA	—	349
Legrand SA	15	1,689
L'Oreal SA *	1	463
LVMH Moet Hennessy Louis Vuitton SE	5	2,487
Orange SA	67	977
Pernod Ricard SA	7	770
Safran SA	9	2,390
Societe Generale SA	36	1,849
TotalEnergies SE	13	752
Vinci SA	14	1,989
		24,726
Germany — 10.5%
adidas AG	2	563
Allianz SE (Registered)	8	3,477
BASF SE *	2	98
Bayer AG (Registered)	19	490
Daimler Truck Holding AG	5	203
Deutsche Boerse AG	1	341
Deutsche Post AG	27	1,140
Deutsche Telekom AG (Registered)	66	2,384
E.ON SE	104	1,816
Heidelberg Materials AG	2	304
Infineon Technologies AG	40	1,321
Mercedes-Benz Group AG	5	290
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	3	2,311
Rheinmetall AG	—	225
RWE AG	7	253
SAP SE	11	3,284
Siemens AG (Registered)	11	2,620
Siemens Healthineers AG (a)	3	171
Zalando SE * (a)	14	504
		21,795
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — 1.5%
AIA Group Ltd.	154	1,153
CK Asset Holdings Ltd.	73	300
Hong Kong Exchanges & Clearing Ltd.	16	686
Link, REIT	36	168
Prudential plc	25	269
Sun Hung Kai Properties Ltd.	31	294
Techtronic Industries Co. Ltd.	19	191
		3,061
Ireland — 0.3%
AIB Group plc	35	236
Kingspan Group plc	3	271
Kingspan Group plc	1	48
		555
Italy — 2.0%
Enel SpA	37	322
Ferrari NV	1	390
FinecoBank Banca Fineco SpA	32	642
Prysmian SpA	8	469
UniCredit SpA	40	2,316
		4,139
Japan — 22.4%
Advantest Corp.	9	364
Ajinomoto Co., Inc.	46	939
Asahi Group Holdings Ltd.	23	312
Asahi Kasei Corp.	58	403
Bridgestone Corp.	23	953
Chugai Pharmaceutical Co. Ltd.	4	242
Daiichi Sankyo Co. Ltd.	45	1,149
Daikin Industries Ltd.	7	809
Denso Corp.	54	693
Disco Corp.	1	252
East Japan Railway Co.	31	670
Fast Retailing Co. Ltd.	1	197
Fuji Electric Co. Ltd.	12	538
Hitachi Ltd.	83	2,042
Hoya Corp.	10	1,153
ITOCHU Corp.	31	1,606
Japan Post Bank Co. Ltd.	29	301
Kajima Corp.	28	661
Kao Corp.	13	578
Keyence Corp.	3	1,380
Kobe Bussan Co. Ltd.	11	327
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Konami Group Corp.	5	743
Kyowa Kirin Co. Ltd.	24	383
Mitsubishi Corp.	25	469
Mitsubishi Electric Corp.	31	602
Mitsubishi UFJ Financial Group, Inc.	67	845
Mitsui & Co. Ltd.	42	841
Mitsui Fudosan Co. Ltd.	116	1,153
Murata Manufacturing Co. Ltd.	48	678
Nintendo Co. Ltd.	4	315
Nippon Paint Holdings Co. Ltd.	15	117
Nippon Telegraph & Telephone Corp.	930	973
Nomura Research Institute Ltd.	18	678
Obic Co. Ltd.	14	476
ORIX Corp.	38	756
Otsuka Corp.	21	459
Pan Pacific International Holdings Corp.	26	794
Recruit Holdings Co. Ltd.	16	864
Renesas Electronics Corp.	46	546
Resona Holdings, Inc.	85	683
SCSK Corp.	15	395
Sekisui House Ltd.	22	508
Seven & i Holdings Co. Ltd.	25	364
Shin-Etsu Chemical Co. Ltd.	41	1,245
Shionogi & Co. Ltd.	29	484
SoftBank Group Corp.	5	263
Sony Group Corp.	97	2,575
Sumitomo Electric Industries Ltd.	20	328
Sumitomo Metal Mining Co. Ltd.	20	448
Sumitomo Mitsui Financial Group, Inc.	84	1,997
Suzuki Motor Corp.	80	961
T&D Holdings, Inc.	40	845
Takeda Pharmaceutical Co. Ltd.	31	944
Terumo Corp.	56	1,070
Tokio Marine Holdings, Inc.	47	1,892
Tokyo Electron Ltd.	9	1,310
Toyota Industries Corp.	2	270
Toyota Motor Corp.	138	2,632
		46,475
Macau — 0.1%
Sands China Ltd. *	74	133
Netherlands — 4.1%
Adyen NV * (a)	—	550
ASML Holding NV	6	3,944
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	25

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Heineken NV	11	1,007
Koninklijke Ahold Delhaize NV	12	490
Koninklijke KPN NV	280	1,301
NN Group NV	14	856
Wolters Kluwer NV	2	355
		8,503
New Zealand — 0.1%
Xero Ltd. *	2	172
Singapore — 1.3%
DBS Group Holdings Ltd.	40	1,303
Oversea-Chinese Banking Corp. Ltd.	31	382
Sea Ltd., ADR *	5	664
United Overseas Bank Ltd.	16	412
		2,761
Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	55	749
Banco Santander SA	357	2,515
CaixaBank SA	41	318
Iberdrola SA	119	2,153
Industria de Diseno Textil SA	15	782
		6,517
Sweden — 2.1%
Atlas Copco AB, Class A	137	2,116
Sandvik AB	18	380
Volvo AB, Class B	68	1,839
		4,335
Switzerland — 3.6%
ABB Ltd. (Registered)	4	204
Cie Financiere Richemont SA (Registered)	10	1,810
Givaudan SA (Registered)	—	299
Lonza Group AG (Registered)	3	1,855
Sandoz Group AG	22	968
SGS SA (Registered)	3	318
UBS Group AG (Registered)	24	722
Zurich Insurance Group AG	2	1,307
		7,483
United Kingdom — 12.9%
3i Group plc	40	2,268
AstraZeneca plc	27	3,877
BAE Systems plc	4	97
Barclays plc	503	2,005
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
British American Tobacco plc	20	879
Compass Group plc	18	604
DCC plc	2	131
Diageo plc	18	515
HSBC Holdings plc	190	2,120
InterContinental Hotels Group plc	9	919
Lloyds Banking Group plc	424	416
London Stock Exchange Group plc	8	1,283
National Grid plc	85	1,221
NatWest Group plc	164	1,057
Next plc	3	475
Reckitt Benckiser Group plc	9	576
RELX plc	52	2,824
Rolls-Royce Holdings plc	50	507
Sage Group plc (The)	36	594
SSE plc	64	1,451
Standard Chartered plc	17	239
Tesco plc	264	1,306
Unilever plc	21	1,318
		26,682
United States — 10.7%
BP plc	329	1,521
CSL Ltd.	5	753
Ferrovial SE	18	886
GSK plc	37	724
Nestle SA (Registered)	45	4,783
Novartis AG (Registered)	21	2,423
Roche Holding AG	8	2,494
Sanofi SA	20	2,234
Schneider Electric SE	9	2,029
Shell plc	113	3,654
Spotify Technology SA *	1	535
Stellantis NV	22	207
		22,243
Total Common Stocks (Cost $149,147)		201,820
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.4%
Put Options Purchased — 0.4%
United States — 0.4%
MSCI EAFE Index
6/30/2025 at USD 2,250.00, European Style
Notional Amount: USD 207,835
Counterparty: Exchange-Traded * (Cost $2,932)	831	885
	SHARES (000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (b) (c) (Cost $5,042)	5,042	5,042
Total Investments — 100.3% (Cost $157,121)		207,747
Liabilities in Excess of Other Assets — (0.3)%		(632)
NET ASSETS — 100.0%		207,115

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.6%
Pharmaceuticals	9.3
Insurance	6.8
Semiconductors & Semiconductor Equipment	3.7
Oil, Gas & Consumable Fuels	3.2
Diversified Telecommunication Services	2.9
Capital Markets	2.9
Chemicals	2.8
Food Products	2.8
Electrical Equipment	2.7
Textiles, Apparel & Luxury Goods	2.5
Machinery	2.4
Multi-Utilities	2.3
Industrial Conglomerates	2.3
Aerospace & Defense	2.2
Software	2.2
Automobiles	2.2
Metals & Mining	2.1
Professional Services	2.1
Beverages	2.0
Electric Utilities	1.9
Construction & Engineering	1.7
IT Services	1.6
Household Durables	1.5
Consumer Staples Distribution & Retail	1.5
Trading Companies & Distributors	1.4
Health Care Equipment & Supplies	1.4
Automobile Components	1.3
Broadline Retail	1.2
Personal Care Products	1.1
Entertainment	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	7.9
Short-Term Investments	2.4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	27

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	49	06/20/2025	USD	6,112	206

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

Written Call Options Contracts as of April 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	831	USD 207,835	USD 2,525.00	6/30/2025	(3,640)
Written Put Options Contracts as of April 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	831	USD 207,835	USD 1,900.00	6/30/2025	(183)
Total Written Options Contracts (Premiums Received $2,682)						(3,823)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	April 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$958,926	$6,268,370	$2,083,609
Investments in affiliates, at value	79,922	5,283	2,324
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	2,248	4,253	15,320
Cash	94	1,898	10,505
Foreign currency, at value	6	21	260
Deposits at broker for futures contracts	2,233	—	—
Receivables:
Investment securities sold	771	—	1,961
Fund shares sold	5,955	3,001	3,175
Dividends from non-affiliates	5,970	3,563	4,173
Dividends from affiliates	186	68	33
Tax reclaims	2,365	148	95
Securities lending income (See Note 2.C.)	1	51	4
Total Assets	1,058,677	6,286,656	2,121,459
LIABILITIES:
Payables:
Investment securities purchased	545	—	3,763
Collateral received on securities loaned (See Note 2.C.)	2,248	4,253	15,320
Fund shares redeemed	774	16,077	17,396
Variation margin on futures contracts	92	—	—
Accrued liabilities:
Investment advisory fees	344	3,270	336
Administration fees	12	313	73
Distribution fees	60	70	—
Service fees	93	325	20
Custodian and accounting fees	29	438	207
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	—
Deferred foreign capital gains tax	—	13,372	8,297
Other	3,934	470	81
Total Liabilities	8,132	38,588	45,493
Net Assets	$1,050,545	$6,248,068	$2,075,966

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$920,511	$5,087,332	$2,200,459
Total distributable earnings (loss)	130,034	1,160,736	(124,493)
Total Net Assets	$1,050,545	$6,248,068	$2,075,966
Net Assets:
Class A	$307,056	$294,895	$—
Class C	1,337	17,215	—
Class I	337,123	1,284,373	254,667
Class L	9,926	942,314	—
Class R2	840	400	—
Class R3	—	3,273	—
Class R4	—	2,729	—
Class R5	551	11,021	—
Class R6	393,712	3,691,848	1,821,299
Total	$1,050,545	$6,248,068	$2,075,966
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	19,100	9,621	—
Class C	86	586	—
Class I	20,310	40,844	14,974
Class L	601	29,744	—
Class R2	53	13	—
Class R3	—	108	—
Class R4	—	87	—
Class R5	33	348	—
Class R6	24,021	116,718	107,724
Net Asset Value (a):
Class A — Redemption price per share	$16.08	$30.65	$—
Class C — Offering price per share (b)	15.64	29.34	—
Class I — Offering and redemption price per share	16.60	31.45	17.01
Class L — Offering and redemption price per share	16.50	31.68	—
Class R2 — Offering and redemption price per share	15.76	30.20	—
Class R3 — Offering and redemption price per share	—	30.35	—
Class R4 — Offering and redemption price per share	—	31.30	—
Class R5 — Offering and redemption price per share	16.39	31.66	—
Class R6 — Offering and redemption price per share	16.39	31.63	16.91
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.97	$32.35	$—
Cost of investments in non-affiliates	$771,536	$4,455,556	$1,747,102
Cost of investments in affiliates	79,920	5,283	2,323
Cost of foreign currency	6	20	260
Investment securities on loan, at value (See Note 2.C.)	2,157	4,115	14,986
Cost of investment of cash collateral (See Note 2.C.)	2,248	4,253	15,320

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$542,465	$4,659,695	$1,491,098	$201,820
Investments in affiliates, at value	27,362	105,116	11,295	5,042
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	22,137	99,417	26,332	—
Options purchased, at value	—	—	—	885
Cash	—	140	133	1,093
Foreign currency, at value	239	—	—	2
Deposits at broker for futures contracts	1,329	—	—	446
Receivables:
Investment securities sold	1,516	—	—	9
Fund shares sold	277	3,628	948	528
Dividends from non-affiliates	1,588	15,875	4,857	646
Dividends from affiliates	86	357	53	1
Tax reclaims	2,674	7,249	2,074	687
Securities lending income (See Note 2.C.)	2	197	80	—
Variation margin on futures contracts	11	—	—	—
Total Assets	599,686	4,891,674	1,536,870	211,159
LIABILITIES:
Payables:
Due to custodian	284	—	—	—
Foreign currency due to custodian, at value	—	4,537	1,454	—
Investment securities purchased	10,572	—	—	4
Collateral received on securities loaned (See Note 2.C.)	22,137	99,417	26,332	—
Fund shares redeemed	3,781	54,291	3,083	80
Variation margin on futures contracts	—	—	—	6
Outstanding options written, at value	—	—	—	3,823
Accrued liabilities:
Investment advisory fees	272	1,628	586	40
Administration fees	34	129	8	12
Distribution fees	18	92	82	2
Service fees	47	196	145	18
Custodian and accounting fees	28	87	40	29
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—	—
Other	116	123	59	30
Total Liabilities	37,289	160,500	31,789	4,044
Net Assets	$562,397	$4,731,174	$1,505,081	$207,115

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	31

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$492,663	$3,353,079	$1,247,547	$186,170
Total distributable earnings (loss)	69,734	1,378,095	257,534	20,945
Total Net Assets	$562,397	$4,731,174	$1,505,081	$207,115
Net Assets:
Class A	$91,645	$449,008	$379,095	$9,240
Class C	1,967	4,932	8,903	399
Class I	154,385	802,913	524,806	183,024
Class L	9,550	—	—	—
Class R2	—	3,628	5,862	—
Class R5	—	6,964	1,658	—
Class R6	304,850	3,463,729	584,757	14,452
Total	$562,397	$4,731,174	$1,505,081	$207,115
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,587	21,710	14,370	526
Class C	62	253	341	23
Class I	4,263	38,089	19,586	10,332
Class L	259	—	—	—
Class R2	—	175	225	—
Class R5	—	328	62	—
Class R6	8,349	163,784	21,825	814
Net Asset Value (a):
Class A — Redemption price per share	$35.42	$20.68	$26.38	$17.58
Class C — Offering price per share (b)	31.41	19.49	26.09	17.60
Class I — Offering and redemption price per share	36.22	21.08	26.80	17.71
Class L — Offering and redemption price per share	36.83	—	—	—
Class R2 — Offering and redemption price per share	—	20.74	26.10	—
Class R5 — Offering and redemption price per share	—	21.21	26.79	—
Class R6 — Offering and redemption price per share	36.51	21.15	26.79	17.75
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.38	$21.83	$27.84	$18.55
Cost of investments in non-affiliates	$429,516	$3,355,651	$1,182,560	$149,147
Cost of investments in affiliates	27,361	105,113	11,294	5,042
Cost of options purchased	—	—	—	2,932
Cost of foreign currency	241	—	—	2
Investment securities on loan, at value (See Note 2.C.)	19,830	93,201	25,054	—
Cost of investment of cash collateral (See Note 2.C.)	22,137	99,417	26,332	—
Premiums received from options written	—	—	—	2,682

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	April 30, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$22	$—	$9
Interest income from affiliates	3	25	43
Dividend income from non-affiliates	18,919	71,441	28,018
Dividend income from affiliates	795	746	215
Income from securities lending (net) (See Note 2.C.)	7	53	53
Foreign taxes withheld (net)	(1,938)	(7,605)	(2,999)
Total investment income	17,808	64,660	25,339
EXPENSES:
Investment advisory fees	2,032	22,338	2,628
Administration fees	277	2,466	789
Distribution fees:
Class A	329	380	—
Class C	5	73	—
Class R2	2	1	—
Class R3	—	15	—
Service fees:
Class A	329	380	—
Class C	2	24	—
Class I	186	1,637	311
Class L	4	490	—
Class R2	1	1	—
Class R3	—	15	—
Class R4	—	3	—
Class R5	— (a)	7	—
Custodian and accounting fees	75	1,287	793
Interest expense to affiliates	1	72	63
Professional fees	70	87	69
Trustees’ and Chief Compliance Officer’s fees	15	22	15
Printing and mailing costs	48	273	41
Registration and filing fees	79	82	16
Transfer agency fees (See Note 2.I.)	14	104	20
Other	12	32	13
Total expenses	3,481	29,789	4,758
Less fees waived	(720)	(1,124)	(905)
Less expense reimbursements	(4)	(55)	—
Net expenses	2,757	28,610	3,853
Net investment income (loss)	15,051	36,050	21,486

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	33

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$11,471	$104,410 (a)	$(17,400)(b)
Investments in affiliates	(1)	2	(9)
Futures contracts	1,649	—	(742)
Foreign currency transactions	61	(1,130)	(455)
Net realized gain (loss)	13,180	103,282	(18,606)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	85,367	(69,697)(c)	28,188 (d)
Investments in affiliates	— (e)	4	5
Futures contracts	1,595	—	794
Foreign currency translations	301	143	123
Change in net unrealized appreciation/depreciation	87,263	(69,550)	29,110
Net realized/unrealized gains (losses)	100,443	33,732	10,504
Change in net assets resulting from operations	$115,494	$69,782	$31,990

(a)
Net of foreign capital gains tax of $(3,918).
(b)
Net of foreign capital gains tax of $(1,928).
(c)
Net of change in foreign capital gains tax of $1,317.
(d)
Net of change in foreign capital gains tax of $2,581.
(e)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10	$5	$—	$5
Interest income from affiliates	3	3	5	5
Dividend income from non-affiliates	10,913	64,248	20,588	2,999
Dividend income from affiliates	254	2,005	381	105
Income from securities lending (net) (See Note 2.C.)	9	283	105	—
Foreign taxes withheld (net)	(1,477)	(5,734)	(1,927)	(277)
Total investment income	9,712	60,810	19,152	2,837
EXPENSES:
Investment advisory fees	1,562	11,152	4,399	228
Administration fees	195	1,674	550	68
Distribution fees:
Class A	98	518	449	11
Class C	5	15	34	1
Class R2	—	9	12	—
Service fees:
Class A	98	518	449	11
Class C	2	5	11	1
Class I	152	971	669	199
Class L	4	—	—	—
Class R2	—	5	6	—
Class R5 (a)	—	3	1	— (b)
Custodian and accounting fees	58	284	126	36
Interest expense to affiliates	2	13	2	— (b)
Professional fees	65	58	44	48
Trustees’ and Chief Compliance Officer’s fees	13	19	15	13
Printing and mailing costs	19	151	60	17
Registration and filing fees	32	79	50	33
Transfer agency fees (See Note 2.I.)	12	45	29	2
Other	9	23	11	6
Total expenses	2,326	15,542	6,917	674
Less fees waived	(31)	(2,702)	(1,495)	(135)
Less expense reimbursements	—	(12)	— (b)	— (b)
Net expenses	2,295	12,828	5,422	539
Net investment income (loss)	7,417	47,982	13,730	2,298

(a)
Liquidated on December 11, 2024 for JPMorgan International Hedged Equity Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	35

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$44,530	$207,230	$77,542	$568
Investments in affiliates	(7)	(20)	1	(1)
Options purchased	—	—	—	1,682
Futures contracts	(619)	—	—	187
Foreign currency transactions	4	733	(79)	(45)
Options written	—	—	—	2,899
Net realized gain (loss)	43,908	207,943	77,464	5,290
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,983	186,273	10,364	13,971
Investments in affiliates	1	10	— (a)	(1)
Options purchased	—	—	—	(3,676)
Futures contracts	56	—	—	279
Foreign currency translations	159	922	202	72
Options written	—	—	—	(2,880)
Change in net unrealized appreciation/depreciation	15,199	187,205	10,566	7,765
Net realized/unrealized gains (losses)	59,107	395,148	88,030	13,055
Change in net assets resulting from operations	$66,524	$443,130	$101,760	$15,353

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	April 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,051	$20,589	$36,050	$95,924
Net realized gain (loss)	13,180	23,763	103,282	(92,175)
Change in net unrealized appreciation/depreciation	87,263	64,133	(69,550)	1,271,863
Change in net assets resulting from operations	115,494	108,485	69,782	1,275,612
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,205)	(10,586)	(3,578)	(4,482)
Class C	(44)	(69)	(110)	(208)
Class I	(3,818)	(2,239)	(18,410)	(24,555)
Class L	(349)	(352)	(14,912)	(19,418)
Class R2	(25)	(26)	(3)	(5)
Class R3	—	—	(159)	(162)
Class R4	—	—	(33)	(40)
Class R5	(14)	(3)	(208)	(239)
Class R6	(12,998)	(11,620)	(65,166)	(70,543)
Total distributions to shareholders	(27,453)	(24,895)	(102,579)	(119,652)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	324,622	95,033	(678,334)	(1,277,475)
NET ASSETS:
Change in net assets	412,663	178,623	(711,131)	(121,515)
Beginning of period	637,882	459,259	6,959,199	7,080,714
End of period	$1,050,545	$637,882	$6,248,068	$6,959,199
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,486	$50,057	$7,417	$11,749
Net realized gain (loss)	(18,606)	(43,080)	43,908	61,122
Change in net unrealized appreciation/depreciation	29,110	369,889	15,199	53,116
Change in net assets resulting from operations	31,990	376,866	66,524	125,987
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,716)	(2,268)
Class C	—	—	(37)	(37)
Class I	(5,501)	(6,248)	(4,264)	(3,418)
Class L	—	—	(299)	(249)
Class R6	(44,243)	(53,977)	(11,901)	(11,541)
Total distributions to shareholders	(49,744)	(60,225)	(19,217)	(17,513)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(92,802)	169,550	(4,173)	(87,886)
NET ASSETS:
Change in net assets	(110,556)	486,191	43,134	20,588
Beginning of period	2,186,522	1,700,331	519,263	498,675
End of period	$2,075,966	$2,186,522	$562,397	$519,263
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,982	$92,953	$13,730	$26,611
Net realized gain (loss)	207,943	124,365	77,464	67,514
Change in net unrealized appreciation/depreciation	187,205	571,588	10,566	163,628
Change in net assets resulting from operations	443,130	788,906	101,760	257,753
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,142)	(7,909)	(9,904)	(6,061)
Class C	(89)	(77)	(207)	(125)
Class I	(22,580)	(18,124)	(16,497)	(11,800)
Class R2	(78)	(4)	(87)	(29)
Class R5	(181)	(165)	(54)	(41)
Class R6	(99,448)	(75,777)	(17,439)	(11,847)
Total distributions to shareholders	(133,518)	(102,056)	(44,188)	(29,903)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	134,753	(346,288)	(66,446)	(59,282)
NET ASSETS:
Change in net assets	444,365	340,562	(8,874)	168,568
Beginning of period	4,286,809	3,946,247	1,513,955	1,345,387
End of period	$4,731,174	$4,286,809	$1,505,081	$1,513,955
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,298	$3,882
Net realized gain (loss)	5,290	(4,973)
Change in net unrealized appreciation/depreciation	7,765	22,182
Change in net assets resulting from operations	15,353	21,091
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(234)	(226)
Class C	(6)	(6)
Class I	(4,351)	(3,962)
Class R5 (a)	—	— (b)
Class R6	(398)	(49)
Total distributions to shareholders	(4,989)	(4,243)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,720	21,355
NET ASSETS:
Change in net assets	24,084	38,203
Beginning of period	183,031	144,828
End of period	$207,115	$183,031

(a)
Liquidated on December 11, 2024.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$42,891	$41,986	$18,246	$42,721
Distributions reinvested	10,145	10,508	3,478	4,367
Cost of shares redeemed	(27,821)	(37,674)	(50,812)	(108,478)
Change in net assets resulting from Class A capital transactions	25,215	14,820	(29,088)	(61,390)
Class C
Proceeds from shares issued	226	282	80	445
Distributions reinvested	36	59	105	197
Cost of shares redeemed	(477)	(806)	(5,982)	(10,662)
Change in net assets resulting from Class C capital transactions	(215)	(465)	(5,797)	(10,020)
Class I
Proceeds from shares issued	242,546	59,054	141,086	225,947
Distributions reinvested	3,793	2,218	16,941	22,774
Cost of shares redeemed	(15,348)	(26,457)	(272,846)	(711,852)
Change in net assets resulting from Class I capital transactions	230,991	34,815	(114,819)	(463,131)
Class L
Proceeds from shares issued	1,124	1,517	84,059	182,570
Distributions reinvested	334	332	14,430	18,145
Cost of shares redeemed	(653)	(1,029)	(227,571)	(513,503)
Change in net assets resulting from Class L capital transactions	805	820	(129,082)	(312,788)
Class R2
Proceeds from shares issued	120	135	29	212
Distributions reinvested	25	26	3	5
Cost of shares redeemed	(24)	(134)	(111)	(287)
Change in net assets resulting from Class R2 capital transactions	121	27	(79)	(70)
Class R3
Proceeds from shares issued	—	—	2,149	3,187
Distributions reinvested	—	—	25	49
Cost of shares redeemed	—	—	(10,933)	(3,458)
Change in net assets resulting from Class R3 capital transactions	—	—	(8,759)	(222)
Class R4
Proceeds from shares issued	—	—	530	628
Distributions reinvested	—	—	33	40
Cost of shares redeemed	—	—	(482)	(992)
Change in net assets resulting from Class R4 capital transactions	—	—	81	(324)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$218	$291	$1,227	$2,766
Distributions reinvested	14	3	193	224
Cost of shares redeemed	(41)	(33)	(5,819)	(3,394)
Change in net assets resulting from Class R5 capital transactions	191	261	(4,399)	(404)
Class R6
Proceeds from shares issued	93,093	91,811	536,074	758,662
Distributions reinvested	12,975	11,565	59,219	64,168
Cost of shares redeemed	(38,554)	(58,621)	(981,685)	(1,251,956)
Change in net assets resulting from Class R6 capital transactions	67,514	44,755	(386,392)	(429,126)
Total change in net assets resulting from capital transactions	$324,622	$95,033	$(678,334)	$(1,277,475)
SHARE TRANSACTIONS:
Class A
Issued	2,843	2,982	604	1,460
Reinvested	746	822	118	156
Redeemed	(1,892)	(2,714)	(1,674)	(3,691)
Change in Class A Shares	1,697	1,090	(952)	(2,075)
Class C
Issued	15	20	2	17
Reinvested	3	5	4	7
Redeemed	(33)	(60)	(207)	(380)
Change in Class C Shares	(15)	(35)	(201)	(356)
Class I
Issued	15,379	3,943	4,580	7,545
Reinvested	271	168	560	795
Redeemed	(1,000)	(1,799)	(8,782)	(23,723)
Change in Class I Shares	14,650	2,312	(3,642)	(15,383)
Class L
Issued	72	106	2,747	6,055
Reinvested	24	25	473	629
Redeemed	(43)	(72)	(7,263)	(16,978)
Change in Class L Shares	53	59	(4,043)	(10,294)
Class R2
Issued	8	10	1	8
Reinvested	2	2	— (a)	— (a)
Redeemed	(2)	(9)	(4)	(10)
Change in Class R2 Shares	8	3	(3)	(2)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	72	109
Reinvested	—	—	1	2
Redeemed	—	—	(403)	(118)
Change in Class R3 Shares	—	—	(330)	(7)
Class R4
Issued	—	—	19	20
Reinvested	—	—	1	2
Redeemed	—	—	(16)	(33)
Change in Class R4 Shares	—	—	4	(11)
Class R5
Issued	14	19	39	90
Reinvested	1	— (a)	6	8
Redeemed	(3)	(2)	(186)	(110)
Change in Class R5 Shares	12	17	(141)	(12)
Class R6
Issued	6,137	6,390	17,009	24,769
Reinvested	938	890	1,945	2,227
Redeemed	(2,557)	(4,124)	(31,461)	(41,258)
Change in Class R6 Shares	4,518	3,156	(12,507)	(14,262)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$12,296	$3,881
Distributions reinvested	—	—	2,610	2,182
Cost of shares redeemed	—	—	(9,779)	(10,297)
Change in net assets resulting from Class A capital transactions	—	—	5,127	(4,234)
Class C
Proceeds from shares issued	—	—	798	91
Distributions reinvested	—	—	34	36
Cost of shares redeemed	—	—	(222)	(1,527)
Change in net assets resulting from Class C capital transactions	—	—	610	(1,400)
Class I
Proceeds from shares issued	39,918	112,941	30,795	16,553
Distributions reinvested	5,501	6,247	4,020	3,221
Cost of shares redeemed	(37,971)	(60,063)	(10,747)	(20,938)
Change in net assets resulting from Class I capital transactions	7,448	59,125	24,068	(1,164)
Class L
Proceeds from shares issued	—	—	950	515
Distributions reinvested	—	—	292	243
Cost of shares redeemed	—	—	(532)	(1,416)
Change in net assets resulting from Class L capital transactions	—	—	710	(658)
Class R6
Proceeds from shares issued	146,135	467,274	477	3,695
Distributions reinvested	43,825	53,457	11,901	11,541
Cost of shares redeemed	(290,210)	(410,306)	(47,066)	(95,666)
Change in net assets resulting from Class R6 capital transactions	(100,250)	110,425	(34,688)	(80,430)
Total change in net assets resulting from capital transactions	$(92,802)	$169,550	$(4,173)	$(87,886)
SHARE TRANSACTIONS:
Class A
Issued	—	—	363	125
Reinvested	—	—	88	75
Redeemed	—	—	(302)	(332)
Change in Class A Shares	—	—	149	(132)
Class C
Issued	—	—	27	2
Reinvested	—	—	1	1
Redeemed	—	—	(8)	(56)
Change in Class C Shares	—	—	20	(53)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	2,389	7,064	898	511
Reinvested	337	415	133	108
Redeemed	(2,257)	(3,715)	(339)	(663)
Change in Class I Shares	469	3,764	692	(44)
Class L
Issued	—	—	27	16
Reinvested	—	—	10	8
Redeemed	—	—	(16)	(44)
Change in Class L Shares	—	—	21	(20)
Class R6
Issued	8,806	28,681	14	124
Reinvested	2,704	3,573	392	385
Redeemed	(17,374)	(25,890)	(1,325)	(2,944)
Change in Class R6 Shares	(5,864)	6,364	(919)	(2,435)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,567	$68,919	$32,672	$69,881
Distributions reinvested	11,100	7,875	9,862	6,030
Cost of shares redeemed	(39,676)	(72,374)	(42,897)	(62,276)
Change in net assets resulting from Class A capital transactions	3,991	4,420	(363)	13,635
Class C
Proceeds from shares issued	1,389	777	240	1,184
Distributions reinvested	87	76	206	125
Cost of shares redeemed	(902)	(2,392)	(1,764)	(5,516)
Change in net assets resulting from Class C capital transactions	574	(1,539)	(1,318)	(4,207)
Class I
Proceeds from shares issued	128,705	228,483	60,695	124,040
Distributions reinvested	22,561	18,106	14,993	11,004
Cost of shares redeemed	(161,111)	(351,725)	(156,073)	(180,513)
Change in net assets resulting from Class I capital transactions	(9,845)	(105,136)	(80,385)	(45,469)
Class R2
Proceeds from shares issued	777	989	2,954	1,647
Distributions reinvested	78	4	87	29
Cost of shares redeemed	(883)	(1,064)	(480)	(256)
Change in net assets resulting from Class R2 capital transactions	(28)	(71)	2,561	1,420
Class R5
Proceeds from shares issued	539	884	133	251
Distributions reinvested	181	153	54	41
Cost of shares redeemed	(300)	(2,579)	(332)	(682)
Change in net assets resulting from Class R5 capital transactions	420	(1,542)	(145)	(390)
Class R6
Proceeds from shares issued	487,161	424,215	36,952	85,161
Distributions reinvested	97,496	74,307	17,427	11,840
Cost of shares redeemed	(445,016)	(740,942)	(41,175)	(121,272)
Change in net assets resulting from Class R6 capital transactions	139,641	(242,420)	13,204	(24,271)
Total change in net assets resulting from capital transactions	$134,753	$(346,288)	$(66,446)	$(59,282)
SHARE TRANSACTIONS:
Class A
Issued	1,675	3,579	1,289	2,800
Reinvested	607	437	408	255
Redeemed	(2,059)	(3,768)	(1,707)	(2,481)
Change in Class A Shares	223	248	(10)	574
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	74	42	9	48
Reinvested	5	5	9	5
Redeemed	(50)	(131)	(71)	(228)
Change in Class C Shares	29	(84)	(53)	(175)
Class I
Issued	6,527	11,696	2,368	4,903
Reinvested	1,213	986	611	460
Redeemed	(8,095)	(17,846)	(6,137)	(7,101)
Change in Class I Shares	(355)	(5,164)	(3,158)	(1,738)
Class R2
Issued	41	53	121	67
Reinvested	4	— (a)	4	1
Redeemed	(44)	(56)	(19)	(10)
Change in Class R2 Shares	1	(3)	106	58
Class R5
Issued	25	46	5	10
Reinvested	10	8	2	2
Redeemed	(15)	(132)	(13)	(27)
Change in Class R5 Shares	20	(78)	(6)	(15)
Class R6
Issued	24,654	21,569	1,446	3,345
Reinvested	5,228	4,038	711	495
Redeemed	(22,136)	(37,681)	(1,605)	(4,723)
Change in Class R6 Shares	7,746	(12,074)	552	(883)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,177	$769
Distributions reinvested	234	226
Cost of shares redeemed	(1,648)	(2,130)
Change in net assets resulting from Class A capital transactions	(237)	(1,135)
Class C
Proceeds from shares issued	105	203
Distributions reinvested	6	6
Cost of shares redeemed	(102)	(135)
Change in net assets resulting from Class C capital transactions	9	74
Class I
Proceeds from shares issued	41,831	64,054
Distributions reinvested	3,672	3,288
Cost of shares redeemed	(31,759)	(56,268)
Change in net assets resulting from Class I capital transactions	13,744	11,074
Class R5 (a)
Distributions reinvested	—	— (b)
Cost of shares redeemed	(25)	—
Change in net assets resulting from Class R5 capital transactions	(25)	— (b)
Class R6
Proceeds from shares issued	1,233	13,083
Distributions reinvested	398	49
Cost of shares redeemed	(1,402)	(1,790)
Change in net assets resulting from Class R6 capital transactions	229	11,342
Total change in net assets resulting from capital transactions	$13,720	$21,355
SHARE TRANSACTIONS:
Class A
Issued	70	47
Reinvested	15	15
Redeemed	(100)	(133)
Change in Class A Shares	(15)	(71)
Class C
Issued	7	12
Reinvested	— (b)	— (b)
Redeemed	(6)	(8)
Change in Class C Shares	1	4

(a)
Liquidated on December 11, 2024.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	2,489	3,846
Reinvested	228	210
Redeemed	(1,899)	(3,447)
Change in Class I Shares	818	609
Class R5 (a)
Reinvested	—	— (b)
Redeemed	(1)	—
Change in Class R5 Shares	(1)	— (b)
Class R6
Issued	73	794
Reinvested	25	3
Redeemed	(83)	(106)
Change in Class R6 Shares	15	691

(a)
Liquidated on December 11, 2024.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$14.53	$0.25	$1.89	$2.14	$(0.59)
Year Ended October 31, 2024	12.37	0.48	2.33	2.81	(0.65)
Year Ended October 31, 2023	10.57	0.53 (f)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (g)	3.89	4.32	(0.32)
Year Ended October 31, 2020	12.22	0.28	(2.55)	(2.27)	(0.49)
Class C
Six Months Ended April 30, 2025 (Unaudited)	14.09	0.20	1.84	2.04	(0.49)
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (f)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (g)	3.79	4.12	(0.24)
Year Ended October 31, 2020	11.81	0.21	(2.47)	(2.26)	(0.41)
Class I
Six Months Ended April 30, 2025 (Unaudited)	15.01	0.41	1.81	2.22	(0.63)
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (f)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.54	0.31	(2.61)	(2.30)	(0.52)
Class L
Six Months Ended April 30, 2025 (Unaudited)	14.93	0.28	1.93	2.21	(0.64)
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (f)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.47	0.30	(2.58)	(2.28)	(0.53)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	14.24	0.23	1.83	2.06	(0.54)
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (f)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (g)	3.82	4.21	(0.28)
Year Ended October 31, 2020	11.96	0.24	(2.51)	(2.27)	(0.40)
Class R5
Six Months Ended April 30, 2025 (Unaudited)	14.84	0.31	1.88	2.19	(0.64)
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (f)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (g)	4.02	4.43	(0.36)
Year Ended October 31, 2020	12.40	0.33	(2.59)	(2.26)	(0.54)
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$16.08	15.44%	$307,056	0.99%	3.48%	1.21%	14%
14.53	23.40	252,963	1.00	3.42	1.22	50
12.37	21.38	201,868	0.99	4.29 (f)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (g)	1.24	33
9.46	(19.51)	125,744	1.00	2.66	1.26	59

15.64	15.12	1,337	1.49	2.77	1.78	14
14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (f)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (g)	1.77	33
9.14	(19.94)	4,202	1.50	2.07	1.78	59

16.60	15.56	337,123	0.74	5.30	0.96	14
15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (f)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (g)	0.99	33
9.72	(19.31)	26,805	0.75	2.88	1.02	59

16.50	15.56	9,926	0.64	3.78	0.81	14
14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (f)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (g)	0.84	33
9.66	(19.25)	5,585	0.65	2.72	0.85	59

15.76	15.18	840	1.29	3.19	1.54	14
14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (f)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (g)	1.59	33
9.29	(19.74)	412	1.30	2.27	1.61	59

16.39	15.59	551	0.64	4.09	0.81	14
14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (f)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (g)	0.85	33
9.60	(19.26)	77	0.65	3.13	0.86	59
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	$14.84	$0.30	$1.90	$2.20	$(0.65)
Year Ended October 31, 2024	12.62	0.56	2.36	2.92	(0.70)
Year Ended October 31, 2023	10.77	0.60 (f)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (g)	3.97	4.46	(0.37)
Year Ended October 31, 2020	12.43	0.34	(2.60)	(2.26)	(0.55)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$16.39	15.63%	$393,712	0.54%	4.00%	0.71%	14%
14.84	23.95	289,407	0.55	3.93	0.72	50
12.62	21.99	206,267	0.54	4.76 (f)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (g)	0.73	33
9.62	(19.22)	105,039	0.55	3.18	0.76	59

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$30.70	$0.11	$0.19	$0.30	$(0.35)	$—	$(0.35)
Year Ended October 31, 2024	26.20	0.29	4.57	4.86	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Year Ended October 31, 2020	30.07	(0.02)	6.56	6.54	(0.17)	—	(0.17)
Class C
Six Months Ended April 30, 2025 (Unaudited)	29.28	0.03	0.18	0.21	(0.15)	—	(0.15)
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Year Ended October 31, 2020	29.07	(0.18)	6.35	6.17	(0.04)	—	(0.04)
Class I
Six Months Ended April 30, 2025 (Unaudited)	31.53	0.15	0.19	0.34	(0.42)	—	(0.42)
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Year Ended October 31, 2020	30.79	0.05	6.75	6.80	(0.25)	—	(0.25)
Class L
Six Months Ended April 30, 2025 (Unaudited)	31.78	0.17	0.19	0.36	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Year Ended October 31, 2020	31.03	0.08	6.80	6.88	(0.27)	—	(0.27)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	30.16	0.06	0.19	0.25	(0.21)	—	(0.21)
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Year Ended October 31, 2020	29.78	(0.13)	6.52	6.39	(0.11)	—	(0.11)
Class R3
Six Months Ended April 30, 2025 (Unaudited)	30.41	0.09	0.20	0.29	(0.35)	—	(0.35)
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Year Ended October 31, 2020	29.96	(0.05)	6.55	6.50	(0.21)	—	(0.21)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including interest expense for securities sold short)(e)	Net investment income (loss)	Expenses without waivers and reimbursements (including interest expense for securities sold short)	Portfolio turnover rate(c)

$30.65	1.00%	$294,895	1.24%	0.73%	1.32%	19%
30.70	18.69	324,604	1.24	0.97	1.31	36
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25
36.44	21.84	578,112	1.24	(0.06)	1.33	15

29.34	0.75	17,215	1.74	0.20	1.83	19
29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25
35.20	21.24	72,364	1.74	(0.58)	1.83	15

31.45	1.14	1,284,373	0.99	0.98	1.06	19
31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25
37.34	22.19	4,016,180	0.99	0.15	1.07	15

31.68	1.18	942,314	0.89	1.07	0.91	19
31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25
37.64	22.29	1,877,489	0.89	0.25	0.92	15

30.20	0.84	400	1.54	0.43	1.76	19
30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25
36.06	21.51	414	1.54	(0.41)	2.00	15

30.35	0.99	3,273	1.29	0.62	1.31	19
30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
36.25	21.80	5,797	1.29	(0.15)	1.33	15
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R4
Six Months Ended April 30, 2025 (Unaudited)	$31.37	$0.14	$0.19	$0.33	$(0.40)	$—	$(0.40)
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Year Ended October 31, 2020	30.68	0.04	6.70	6.74	(0.22)	—	(0.22)
Class R5
Six Months Ended April 30, 2025 (Unaudited)	31.76	0.16	0.20	0.36	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Year Ended October 31, 2020	30.96	0.08	6.78	6.86	(0.26)	—	(0.26)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	31.75	0.18	0.19	0.37	(0.49)	—	(0.49)
Year Ended October 31, 2024	27.09	0.43	4.73	5.16	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)
Year Ended October 31, 2020	31.00	0.12	6.78	6.90	(0.29)	—	(0.29)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including interest expense for securities sold short)(e)	Net investment income (loss)	Expenses without waivers and reimbursements (including interest expense for securities sold short)	Portfolio turnover rate(c)

$31.30	1.11%	$2,729	1.04%	0.92%	1.07%	19%
31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25
37.20	22.09	2,962	1.04	0.12	1.08	15

31.66	1.19	11,021	0.89	1.06	0.92	19
31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
37.56	22.29	57,909	0.89	0.26	0.93	15

31.63	1.23	3,691,848	0.79	1.17	0.81	19
31.75	19.22	4,103,129	0.79	1.41	0.81	36
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25
37.61	22.39	4,608,998	0.79	0.37	0.82	15

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Six Months Ended April 30, 2025 (Unaudited)	$17.15	$0.16	$0.07	$0.23	$(0.37)	$—	$(0.37)
Year Ended October 31, 2024	14.48	0.40	2.73	3.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.78	0.33	1.04	1.37	—	(0.04)	(0.04)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	17.06	0.17	0.07	0.24	(0.39)	—	(0.39)
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.80	0.31	1.07	1.38	(0.13)	(0.04)	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.01	1.45%	$254,667	0.45%	1.98%	0.68%	25%
17.15	22.07	248,762	0.45	2.47	0.68	40
14.48	11.13	155,553	0.47 (f)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53
18.11	8.15	33	0.45	1.98	1.39	47

16.91	1.50	1,821,299	0.35	2.05	0.42	25
17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (f)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53
18.01	8.22	2,840,309	0.35	1.87	0.41	47

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$32.56	$0.40	$3.59	$3.99	$(1.13)
Year Ended October 31, 2024	26.68	0.60	6.17	6.77	(0.89)
Year Ended October 31, 2023	23.70	0.49 (f)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (g)	9.14	9.54	(0.27)
Year Ended October 31, 2020	24.25	0.25	(2.16)	(1.91)	(0.70)
Class C
Six Months Ended April 30, 2025 (Unaudited)	28.86	0.32	3.15	3.47	(0.92)
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (f)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (g)	8.08	8.30	(0.15)
Year Ended October 31, 2020	21.47	0.12	(1.91)	(1.79)	(0.58)
Class I
Six Months Ended April 30, 2025 (Unaudited)	33.32	0.47	3.64	4.11	(1.21)
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (f)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (g)	9.33	9.80	(0.33)
Year Ended October 31, 2020	24.75	0.31	(2.19)	(1.88)	(0.77)
Class L
Six Months Ended April 30, 2025 (Unaudited)	33.88	0.48	3.72	4.20	(1.25)
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (f)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (g)	9.44	9.98	(0.37)
Year Ended October 31, 2020	25.05	0.35	(2.23)	(1.88)	(0.79)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	33.62	0.48	3.69	4.17	(1.28)
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (f)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (g)	9.41	9.96	(0.39)
Year Ended October 31, 2020	24.96	0.37	(2.22)	(1.85)	(0.82)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.42	12.93%	$91,645	1.24%	2.51%	1.27%	57%
32.56	25.78	79,387	1.24	1.89	1.29	95
26.68	13.44	68,564	1.24	1.76 (f)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (g)	1.26	92
21.64	(8.21)	68,882	1.24	1.09	1.28	159

31.41	12.64	1,967	1.74	2.25	1.84	57
28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (f)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (g)	1.77	92
19.10	(8.68)	11,082	1.74	0.59	1.77	159

36.22	13.05	154,385	0.98	2.89	1.00	57
33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (f)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (g)	0.99	92
22.10	(7.98)	52,841	0.99	1.33	1.01	159

36.83	13.13	9,550	0.86	2.90	0.86	57
33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (f)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (g)	0.85	92
22.38	(7.86)	55,597	0.85	1.49	0.86	159

36.51	13.18	304,850	0.75	2.92	0.75	57
33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (f)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (g)	0.75	92
22.29	(7.79)	250,426	0.75	1.61	0.76	159

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$19.38	$0.17	$1.65	$1.82	$(0.52)	$—	$(0.52)
Year Ended October 31, 2024	16.54	0.34	2.87	3.21	(0.37)	—	(0.37)
Year Ended October 31, 2023	14.75	0.33 (f)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (g)	5.04	5.34	(0.18)	—	(0.18)
Year Ended October 31, 2020	17.27	0.19	(0.49)	(0.30)	(0.50)	—	(0.50)
Class C
Six Months Ended April 30, 2025 (Unaudited)	18.22	0.12	1.55	1.67	(0.40)	—	(0.40)
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (f)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (g)	4.77	4.95	(0.07)	—	(0.07)
Year Ended October 31, 2020	16.29	0.09	(0.45)	(0.36)	(0.40)	—	(0.40)
Class I
Six Months Ended April 30, 2025 (Unaudited)	19.76	0.20	1.69	1.89	(0.57)	—	(0.57)
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (f)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (g)	5.13	5.49	(0.23)	—	(0.23)
Year Ended October 31, 2020	17.56	0.21	(0.47)	(0.26)	(0.54)	—	(0.54)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	19.40	0.15	1.65	1.80	(0.46)	—	(0.46)
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (f)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (g)	4.99	5.22	(0.22)	—	(0.22)
Year Ended October 31, 2020	17.14	0.13	(0.48)	(0.35)	(0.48)	—	(0.48)
Class R5
Six Months Ended April 30, 2025 (Unaudited)	19.89	0.21	1.70	1.91	(0.59)	—	(0.59)
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (f)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (g)	5.15	5.54	(0.25)	—	(0.25)
Year Ended October 31, 2020	17.60	0.24	(0.48)	(0.24)	(0.51)	—	(0.51)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	19.85	0.22	1.69	1.91	(0.61)	—	(0.61)
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (f)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (g)	5.13	5.55	(0.26)	—	(0.26)
Year Ended October 31, 2020	17.61	0.26	(0.49)	(0.23)	(0.57)	—	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(g)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$20.68	9.75%	$449,008	0.95%	1.78%	1.11%	26%
19.38	19.61	416,325	0.95	1.75	1.11	39
16.54	14.88	351,211	0.95	1.91 (f)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (g)	1.11	35
16.47	(1.88)	263,791	0.95	1.17	1.12	28

19.49	9.48	4,932	1.45	1.32	1.63	26
18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (f)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (g)	1.62	35
15.53	(2.38)	9,358	1.45	0.61	1.62	28

21.08	9.94	802,913	0.70	2.00	0.86	26
19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (f)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (g)	0.86	35
16.76	(1.64)	339,416	0.70	1.26	0.86	28

20.74	9.58	3,628	1.25	1.54	1.36	26
19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (f)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (g)	1.47	35
16.31	(2.21)	21,379	1.25	0.79	1.37	28

21.21	9.99	6,964	0.60	2.16	0.71	26
19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (f)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (g)	0.71	35
16.85	(1.52)	6,970	0.60	1.41	0.72	28

21.15	10.03	3,463,729	0.50	2.23	0.60	26
19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (f)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (g)	0.60	35
16.81	(1.46)	2,290,008	0.50	1.56	0.61	28

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$25.35	$0.20	$1.53	$1.73	$(0.70)
Year Ended October 31, 2024	21.73	0.37	3.69	4.06	(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (f)	5.32	5.67	(0.19)
Year Ended October 31, 2020	21.15	0.18	0.75	0.93	(0.01)
Class C
Six Months Ended April 30, 2025 (Unaudited)	24.98	0.13	1.52	1.65	(0.54)
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (f)	5.24	5.44	(0.06)
Year Ended October 31, 2020	20.86	0.07	0.75	0.82	—
Class I
Six Months Ended April 30, 2025 (Unaudited)	25.77	0.23	1.56	1.79	(0.76)
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (f)	5.39	5.81	(0.25)
Year Ended October 31, 2020	21.43	0.23	0.78	1.01	(0.05)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	25.10	0.18	1.49	1.67	(0.67)
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (f)	5.26	5.53	(0.13)
Year Ended October 31, 2020	20.99	0.13	0.73	0.86	—
Class R5
Six Months Ended April 30, 2025 (Unaudited)	25.78	0.25	1.55	1.80	(0.79)
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (f)	5.40	5.84	(0.26)
Year Ended October 31, 2020	21.42	0.25	0.78	1.03	(0.07)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	25.80	0.26	1.54	1.80	(0.81)
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (f)	5.40	5.86	(0.28)
Year Ended October 31, 2020	21.44	0.28	0.77	1.05	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.38	7.07%	$379,095	1.00%	1.63%	1.22%	30%
25.35	18.81	364,538	1.00	1.47	1.22	45
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (f)	1.21	32
22.07	4.39	135,527	1.00	0.86	1.22	38

26.09	6.82	8,903	1.50	1.07	1.75	30
24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (f)	1.72	32
21.68	3.93	15,463	1.50	0.32	1.73	38

26.80	7.22	524,806	0.75	1.84	0.97	30
25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (f)	0.96	32
22.39	4.71	372,068	0.75	1.05	0.96	38

26.10	6.91	5,862	1.30	1.45	1.50	30
25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (f)	1.48	32
21.85	4.10	1,441	1.30	0.61	1.51	38

26.79	7.26	1,658	0.65	1.97	0.90	30
25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (f)	0.87	32
22.38	4.79	2,772	0.65	1.16	0.88	38

26.79	7.29	584,757	0.55	2.08	0.72	30
25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (f)	0.71	32
22.40	4.89	2,274,399	0.55	1.31	0.71	38

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$16.68	$0.18	$1.13	$1.31	$(0.41)
Year Ended October 31, 2024	14.88	0.34	1.84	2.18	(0.38)
Year Ended October 31, 2023	14.07	0.35	0.80	1.15	(0.34)
Year Ended October 31, 2022	16.73	0.32	(2.60)	(2.28)	(0.38)
Year Ended October 31, 2021	14.12	0.30	2.58	2.88	(0.27)
Year Ended October 31, 2020	15.58	0.27	(1.49)	(1.22)	(0.24)
Class C
Six Months Ended April 30, 2025 (Unaudited)	16.63	0.18	1.11	1.29	(0.32)
Year Ended October 31, 2024	14.87	0.26	1.84	2.10	(0.34)
Year Ended October 31, 2023	14.00	0.23	0.85	1.08	(0.21)
Year Ended October 31, 2022	16.68	0.20	(2.56)	(2.36)	(0.32)
Year Ended October 31, 2021	14.06	0.22	2.57	2.79	(0.17)
Year Ended October 31, 2020	15.53	0.20	(1.50)	(1.30)	(0.17)
Class I
Six Months Ended April 30, 2025 (Unaudited)	16.83	0.21	1.13	1.34	(0.46)
Year Ended October 31, 2024	15.03	0.38	1.85	2.23	(0.43)
Year Ended October 31, 2023	14.16	0.36	0.84	1.20	(0.33)
Year Ended October 31, 2022	16.83	0.33	(2.59)	(2.26)	(0.41)
Year Ended October 31, 2021	14.18	0.32	2.61	2.93	(0.28)
Year Ended October 31, 2020	15.61	0.31	(1.50)	(1.19)	(0.24)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	16.88	0.22	1.15	1.37	(0.50)
Year Ended October 31, 2024	15.07	0.54	1.74	2.28	(0.47)
Year Ended October 31, 2023	14.20	0.38	0.86	1.24	(0.37)
Year Ended October 31, 2022	16.88	0.37	(2.60)	(2.23)	(0.45)
Year Ended October 31, 2021	14.22	0.39	2.59	2.98	(0.32)
Year Ended October 31, 2020	15.63	0.34	(1.49)	(1.15)	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.58	8.13%	$9,240	0.76%	2.24%	1.00%	11%
16.68	14.84	9,018	0.85	2.08	1.08	27
14.88	8.24	9,103	0.85 (f)	2.27	1.05	22
14.07	(13.89)	4,032	0.85	2.13	1.07	17
16.73	20.60	3,561	0.85	1.85	1.05	50
14.12	(8.02)	1,573	0.85	1.84	1.30	85

17.60	7.95	399	1.07	2.14	1.60	11
16.63	14.25	370	1.35	1.55	1.73	27
14.87	7.75	263	1.35 (f)	1.54	1.56	22
14.00	(14.36)	235	1.35	1.35	1.58	17
16.68	19.97	320	1.35	1.35	1.55	50
14.06	(8.47)	115	1.35	1.34	1.81	85

17.71	8.22	183,024	0.60	2.52	0.74	11
16.83	15.07	160,131	0.60	2.27	0.82	27
15.03	8.55	133,818	0.60 (f)	2.37	0.79	22
14.16	(13.68)	156,582	0.60	2.21	0.81	17
16.83	20.90	148,703	0.60	2.02	0.79	50
14.18	(7.78)	135,542	0.60	2.12	1.03	85

17.75	8.39	14,452	0.39	2.70	0.49	11
16.88	15.37	13,487	0.35	3.22	0.58	27
15.07	8.84	1,622	0.35 (f)	2.46	0.57	22
14.20	(13.52)	338	0.35	2.43	0.60	17
16.88	21.19	169	0.35	2.42	0.58	50
14.22	(7.53)	19	0.35	2.33	0.94	85

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 7 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund	Class A, Class C, Class I, Class R5(1) and Class R6	JPM IV	Diversified

(1)	Liquidated on December 11, 2024.
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Hedged Equity Fund (“International Hedged Equity Fund”) is to seek to provide capital appreciation.
All share classes of Emerging Markets Equity Fund, Class L Shares of Developed International Value Fund and Europe Dynamic Fund and effective March 1, 2025, Class A and Class C Shares of International Hedged Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of Emerging Markets Equity Fund, Class L Shares of Developed International Value Fund and Europe Dynamic Fund and Class A and Class C Shares of International Hedged Equity Fund unless they meet certain requirements as described in the Funds' prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective March 1, 2025, no front-end sales charge is imposed on purchases of Class A Shares of International Hedged Equity Fund and no CDSC is imposed on redemptions of Class A and Class C Shares of International Hedged Equity Fund.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

68	J.P. Morgan International Equity Funds	April 30, 2025

(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):

April 30, 2025	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$45,953	$—	$45,953
Austria	1,973	10,048	—	12,021
Belgium	—	5,707	—	5,707
China	—	5,096	—	5,096
Denmark	—	8,124	—	8,124
Finland	—	13,202	—	13,202
France	—	74,886	—	74,886
Georgia	—	1,648	—	1,648
Germany	—	112,694	—	112,694
Guatemala	1,224	—	—	1,224
Hong Kong	—	15,316	—	15,316
Ireland	4,914	7,384	—	12,298
Israel	—	1,987	—	1,987
Italy	—	52,885	—	52,885
Japan	—	197,989	—	197,989
Netherlands	—	30,328	—	30,328
Norway	—	14,220	—	14,220
Peru	—	2,119	—	2,119
Portugal	—	2,900	—	2,900
Singapore	—	12,114	—	12,114
South Africa	—	4,677	—	4,677
Spain	2,402	32,850	—	35,252
Sweden	—	23,015	—	23,015
Switzerland	—	16,090	—	16,090
United Kingdom	2,616	138,390	—	141,006
United States	—	116,175	—	116,175
Total Common Stocks	13,129	945,797	—	958,926
Short-Term Investments
Investment Companies	79,922	—	—	79,922
Investment of Cash Collateral from Securities Loaned	2,248	—	—	2,248
Total Short-Term Investments	82,170	—	—	82,170
Total Investments in Securities	$95,299	$945,797	$—	$1,041,096
Appreciation in Other Financial Instruments
Futures Contracts	$1,315	$—	$—	$1,315

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$56,309	$—	$—	$56,309
Brazil	708,217	—	—	708,217
China	654,847	935,231	—	1,590,078
Greece	—	38,102	—	38,102

70	J.P. Morgan International Equity Funds	April 30, 2025

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$134,595	$—	$134,595
India	65,665	996,842	—	1,062,507
Indonesia	—	153,306	—	153,306
Mexico	207,904	—	—	207,904
Panama	43,474	—	—	43,474
Portugal	—	95,233	—	95,233
Singapore	135,087	—	—	135,087
South Africa	57,012	69,268	—	126,280
South Korea	—	509,742	—	509,742
Spain	—	144,035	—	144,035
Taiwan	454,980	443,212	—	898,192
Turkey	—	227,802	—	227,802
United States	137,507	—	—	137,507
Total Common Stocks	2,521,002	3,747,368	—	6,268,370
Short-Term Investments
Investment Companies	5,283	—	—	5,283
Investment of Cash Collateral from Securities Loaned	4,253	—	—	4,253
Total Short-Term Investments	9,536	—	—	9,536
Total Investments in Securities	$2,530,538	$3,747,368	$—	$6,277,906

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$1,251	$—	$1,251
Brazil	112,096	—	—	112,096
Chile	6,625	—	—	6,625
China	38,563	585,611	—	624,174
Colombia	2,599	—	—	2,599
Czech Republic	—	2,330	—	2,330
Greece	—	20,287	—	20,287
Hong Kong	—	1,650	—	1,650
Hungary	—	12,559	—	12,559
India	19,445	369,540	—	388,985
Indonesia	—	33,783	—	33,783
Kazakhstan	1,824	—	—	1,824
Kuwait	—	5,978	—	5,978
Malaysia	—	16,350	—	16,350
Mexico	55,068	—	—	55,068
Panama	1,673	—	—	1,673
Peru	9,868	—	—	9,868
Philippines	—	7,232	—	7,232
Poland	—	15,399	—	15,399
Qatar	—	9,193	—	9,193
Russia	—	—	— (a)	— (a)
Saudi Arabia	9,585	62,549	—	72,134

April 30, 2025	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Africa	$10,243	$52,487	$—	$62,730
South Korea	—	200,852	—	200,852
Taiwan	—	344,644	—	344,644
Thailand	5,310	17,315	—	22,625
Turkey	—	12,564	—	12,564
United Arab Emirates	3,949	25,611	—	29,560
United Kingdom	—	5,679	—	5,679
United States	3,897	—	—	3,897
Total Common Stocks	280,745	1,802,864	— (a)	2,083,609
Short-Term Investments
Investment Companies	2,324	—	—	2,324
Investment of Cash Collateral from Securities Loaned	15,320	—	—	15,320
Total Short-Term Investments	17,644	—	—	17,644
Total Investments in Securities	$298,389	$1,802,864	$— (a)	$2,101,253

(a)	Amount rounds to less than one thousand.

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$542,465	$—	$542,465
Short-Term Investments
Investment Companies	27,362	—	—	27,362
Investment of Cash Collateral from Securities Loaned	22,137	—	—	22,137
Total Short-Term Investments	49,499	—	—	49,499
Total Investments in Securities	$49,499	$542,465	$—	$591,964
Depreciation in Other Financial Instruments
Futures Contracts	$(61)	$—	$—	$(61)

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$246,781	$—	$246,781
Austria	—	49,684	—	49,684
Belgium	—	54,728	—	54,728
Denmark	—	93,523	—	93,523
Finland	—	69,723	—	69,723
France	—	552,516	—	552,516
Germany	—	524,172	—	524,172
Hong Kong	—	73,920	—	73,920
Ireland	—	25,136	—	25,136
Italy	—	72,053	—	72,053

72	J.P. Morgan International Equity Funds	April 30, 2025

International Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$891,906	$—	$891,906
Netherlands	—	256,661	—	256,661
Singapore	—	98,750	—	98,750
Spain	—	217,397	—	217,397
Sweden	—	132,640	—	132,640
Switzerland	—	131,494	—	131,494
Taiwan	46,648	—	—	46,648
United Kingdom	—	761,733	—	761,733
United States	—	360,230	—	360,230
Total Common Stocks	46,648	4,613,047	—	4,659,695
Short-Term Investments
Investment Companies	105,116	—	—	105,116
Investment of Cash Collateral from Securities Loaned	99,417	—	—	99,417
Total Short-Term Investments	204,533	—	—	204,533
Total Investments in Securities	$251,181	$4,613,047	$—	$4,864,228

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,308	$—	$22,308
Belgium	—	31,319	—	31,319
Canada	75,672	—	—	75,672
China	28,018	82,681	—	110,699
France	—	153,732	—	153,732
Germany	—	120,234	—	120,234
Hong Kong	—	26,651	—	26,651
India	66,109	—	—	66,109
Indonesia	—	20,347	—	20,347
Ireland	—	15,139	—	15,139
Italy	—	26,772	—	26,772
Japan	—	200,261	—	200,261
Netherlands	—	30,651	—	30,651
Saudi Arabia	—	20,173	—	20,173
Singapore	—	44,612	—	44,612
South Korea	—	16,527	—	16,527
Spain	—	46,776	—	46,776
Sweden	—	48,282	—	48,282
Switzerland	—	32,186	—	32,186
Taiwan	36,754	25,643	—	62,397
United Kingdom	—	189,804	—	189,804
United States	—	130,447	—	130,447
Total Common Stocks	206,553	1,284,545	—	1,491,098
Short-Term Investments
Investment Companies	11,295	—	—	11,295

April 30, 2025	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$26,332	$—	$—	$26,332
Total Short-Term Investments	37,627	—	—	37,627
Total Investments in Securities	$244,180	$1,284,545	$—	$1,528,725

International Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$13,491	$—	$13,491
Belgium	—	1,359	—	1,359
China	—	723	—	723
Denmark	—	5,191	—	5,191
Finland	—	1,476	—	1,476
France	—	24,726	—	24,726
Germany	—	21,795	—	21,795
Hong Kong	—	3,061	—	3,061
Ireland	—	555	—	555
Italy	—	4,139	—	4,139
Japan	—	46,475	—	46,475
Macau	—	133	—	133
Netherlands	—	8,503	—	8,503
New Zealand	—	172	—	172
Singapore	664	2,097	—	2,761
Spain	—	6,517	—	6,517
Sweden	—	4,335	—	4,335
Switzerland	—	7,483	—	7,483
United Kingdom	—	26,682	—	26,682
United States	535	21,708	—	22,243
Total Common Stocks	1,199	200,621	—	201,820
Options Purchased	885	—	—	885
Short-Term Investments
Investment Companies	5,042	—	—	5,042
Total Investments in Securities	$7,126	$200,621	$—	$207,747
Appreciation in Other Financial Instruments
Futures Contracts	$206	$—	$—	$206
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(3,640)	$—	$—	$(3,640)
Put Options Written	(183)	—	—	(183)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(3,617)	$—	$—	$(3,617)

74	J.P. Morgan International Equity Funds	April 30, 2025

B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$2,157	$(2,157)	$—
Emerging Markets Equity Fund	4,115	(4,115)	—
Emerging Markets Research Enhanced Equity Fund	14,986	(14,986)	—
Europe Dynamic Fund	19,830	(19,830)	—
International Equity Fund	93,201	(93,201)	—
International Focus Fund	25,054	(25,054)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
International Hedged Equity Fund did not lend out any securities during the six months ended April 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

April 30, 2025	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Developed International Value Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$31,322	$234,274	$185,673	$(1)	$— (c)	$79,922	79,898	$795	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	1,743	27,221	26,716	—	—	2,248	2,248	106 *	—
Total	$33,065	$261,495	$212,389	$(1)	$— (c)	$82,170		$901	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$89,919	$1,013,740	$1,098,382	$2	$4	$5,283	5,281	$746	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	137,485	133,232	—	—	4,253	4,253	207 *	—
Total	$89,919	$1,151,225	$1,231,614	$2	$4	$9,536		$953	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$47,163	$225,920	$270,755	$(9)	$5	$2,324	2,323	$215	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	25,964	75,506	86,150	—	—	15,320	15,320	346 *	—
Total	$73,127	$301,426	$356,905	$(9)	$5	$17,644		$561	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

76	J.P. Morgan International Equity Funds	April 30, 2025

Europe Dynamic Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$3,146	$174,257	$150,035	$(7)	$1	$27,362	27,353	$254	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	42,351	20,214	—	—	22,137	22,137	98 *	—
Total	$3,146	$216,608	$170,249	$(7)	$1	$49,499		$352	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$90,815	$765,726	$751,415	$(20)	$10	$105,116	105,084	$2,005	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	73,806	350,506	324,895	—	—	99,417	99,417	513 *	—
Total	$164,621	$1,116,232	$1,076,310	$(20)	$10	$204,533		$2,518	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Focus Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$26,162	$247,119	$261,987	$1	$— (c)	$11,295	11,292	$381	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	49,416	145,940	169,024	—	—	26,332	26,332	527 *	—
Total	$75,578	$393,059	$431,011	$1	$— (c)	$37,627		$908	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2025	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
International Hedged Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$1,423	$34,096	$30,475	$(1)	$(1)	$5,042	5,042	$105	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— International Hedged Equity Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

78	J.P. Morgan International Equity Funds	April 30, 2025

G. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Hedged Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended April 30, 2025 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Hedged Equity Fund
Futures Contracts:
Average Notional Balance Long	$16,800	$8,657	$8,455	$4,229
Average Notional Balance Short	—	—	(945)	—
Ending Notional Balance Long	46,898	—	15,178	6,112
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	776
Average Number of Contracts Written	—	—	—	(1,551)
Ending Number of Contracts Purchased	—	—	—	831
Ending Number of Contracts Written	—	—	—	(1,662)
The Funds' derivatives contracts held at April 30, 2025 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

April 30, 2025	J.P. Morgan International Equity Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$7	$— (a)	$3	$n/a	$— (a)	$n/a	$n/a	$n/a	$4	$14
Emerging Markets Equity Fund
Transfer agency fees	14	2	27	5	— (a)	— (a)	— (a)	1	55	104
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	13	n/a	n/a	n/a	n/a	n/a	7	20
Europe Dynamic Fund
Transfer agency fees	8	1	2	— (a)	n/a	n/a	n/a	n/a	1	12
International Equity Fund
Transfer agency fees	13	1	13	n/a	— (a)	n/a	n/a	— (a)	18	45
International Focus Fund
Transfer agency fees	7	2	13	n/a	1	n/a	n/a	— (a)	6	29
International Hedged Equity Fund
Transfer agency fees	1	— (a)	1	n/a	n/a	n/a	n/a	— (a)	—(a )	2

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
M. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

80	J.P. Morgan International Equity Funds	April 30, 2025

N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
International Hedged Equity Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2025, the effective annualized rate was 0.08% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
Effective March 1, 2025, distribution fees on International Hedged Equity Fund's Class A and Class C Shares are voluntarily waived by the Distributor.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$19	$—
Emerging Markets Equity Fund	2	—
Europe Dynamic Fund	2	— (a)
International Equity Fund	17	—

April 30, 2025	J.P. Morgan International Equity Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
International Focus Fund	$19	$— (a)
International Hedged Equity Fund	— (a)	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:

82	J.P. Morgan International Equity Funds	April 30, 2025

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund	1.24	1.74	0.99	n/a	n/a	n/a	n/a	n/a
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55
International Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	n/a (1)

(1)	Prior to March 1, 2025, the expense limitation agreement was 0.35%.
The expense limitation agreements were in effect for the six months ended April 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2026.
For the six months ended April 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Developed International Value Fund	$344	$229	$114	$687	$4	$—
Emerging Markets Equity Fund	380	254	453	1,087	55	—
Emerging Markets Research Enhanced Equity Fund	416	277	199	892	—	—
Europe Dynamic Fund	—	—	22	22	—	—
International Equity Fund	1,377	918	324	2,619	12	—
International Focus Fund	743	495	239	1,477	— (a)	—
International Hedged Equity Fund	54	36	38	128	— (a)	4

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2025 were as follows:

Developed International Value Fund	$33
Emerging Markets Equity Fund	37
Emerging Markets Research Enhanced Equity Fund	13
Europe Dynamic Fund	9
International Equity Fund	83
International Focus Fund	18
International Hedged Equity Fund	3
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

April 30, 2025	J.P. Morgan International Equity Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$358,325	$100,069
Emerging Markets Equity Fund	1,218,476	1,881,834
Emerging Markets Research Enhanced Equity Fund	518,334	553,646
Europe Dynamic Fund	291,194	318,196
International Equity Fund	1,309,235	1,164,947
International Focus Fund	445,215	524,293
International Hedged Equity Fund	33,510	20,450
During the six months ended April 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$853,704	$206,012	$17,305	$188,707
Emerging Markets Equity Fund	4,465,092	2,024,310	211,496	1,812,814
Emerging Markets Research Enhanced Equity Fund	1,764,745	449,881	113,373	336,508
Europe Dynamic Fund	479,014	120,459	7,570	112,889
International Equity Fund	3,560,181	1,324,482	20,435	1,304,047
International Focus Fund	1,220,186	336,419	27,880	308,539
International Hedged Equity Fund	154,439	56,374	6,683	49,691
At October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$60,587	$13,663
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	144,156	218,730
Europe Dynamic Fund	85,760	—
International Equity Fund	25,800	83,357
International Focus Fund	110,706	—
International Hedged Equity Fund	8,066	18,984
During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards as follows:

84	J.P. Morgan International Equity Funds	April 30, 2025

	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$—	$21,020
Emerging Markets Equity Fund	30,655	—
Emerging Markets Research Enhanced Equity Fund	1,302	—
Europe Dynamic Fund	53,279	—
International Equity Fund	39,433	57,508
International Focus Fund	66,818	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2025. Average borrowings from the Facility during the six months ended April 30, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$13,571	5.10%	24	$44
Emerging Markets Research Enhanced Equity Fund	14,550	5.10	26	54
Europe Dynamic Fund	8,977	5.05	1	1
International Equity Fund	7,885	5.09	2	2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

April 30, 2025	J.P. Morgan International Equity Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
As of April 30, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	1	59.3%
Emerging Markets Equity Fund	—	—	3	54.2
Emerging Markets Research Enhanced Equity Fund	—	—	1	18.8
Europe Dynamic Fund	4	58.5	1	14.5
International Equity Fund	—	—	2	29.7
International Focus Fund	1	10.5	2	47.1
International Hedged Equity Fund	—	—	3	65.9
As of April 30, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	14.2%	23.6%	29.0%
Europe Dynamic Fund	52.1	—	—
International Equity Fund	—	28.8	—
International Focus Fund	14.8	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund	International Hedged Equity Fund
Brazil	— %	11.3%	— %	— %	— %	— %	— %
China	—	25.3	29.9	—	—	—	—
France	—	—	—	14.0	11.6	10.2	11.9
Germany	10.8	—	—	25.6	11.0	—	10.5
India	—	16.9	18.6	—	—	—	—
Japan	19.1	—	—	—	18.7	13.3	22.4
Taiwan	—	14.3	16.5	—	—	—	—
United Kingdom	13.6	—	—	12.6	16.0	12.6	12.8
As of April 30, 2025, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

86	J.P. Morgan International Equity Funds	April 30, 2025

derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Reorganization
At a meeting held on February 11-13, 2025, the JPM IV Board agreed to consider the reorganization (the “Reorganization”) of the International Hedged Equity Fund (the “Fund”) into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF (“JPM International Hedged Equity Laddered ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about July 11, 2025.
Following the Reorganization, the Fund's performance and financial history would be adopted by JPM International Hedged Equity Laddered ETF. JPM International Hedged Equity Laddered ETF's underlying equity portfolio will be managed in a substantially similar way, but the exchange-traded put and call options overlay strategy will be modified. Instead of buying the options at the beginning of the quarter and holding them for three months, the options will be “laddered” across the quarter so that normally there will be three three-months periods designed to mitigate potential risk.

April 30, 2025	J.P. Morgan International Equity Funds	87

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-INTEQ-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

June 25, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

June 25, 2025